UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2025

Date of reporting period:	9/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Balanced Fund
Class A:
PIBAX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$106	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.
MF185EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.50%	8.44%	7.97%
Class A without sales charges	11.11%	9.16%	8.33%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or
by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	A
NASDAQ	PIBAX
CUSIP	74437E883
MF185EA

PGIM Balanced Fund
Class C:
PABCX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$191	1.82%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.
MF185EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.17%	8.29%	7.51%
Class C without sales charges	10.17%	8.29%	7.51%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	C
NASDAQ	PABCX
CUSIP	74437E867
MF185EC

PGIM Balanced Fund
Class R:
PALRX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$155	1.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.
MF185ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	10.59%	8.65%	7.88%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R
NASDAQ	PALRX
CUSIP	74437E636
MF185ER

PGIM Balanced Fund
Class Z:
PABFX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$82	0.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.
MF185EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.30%	9.40%	8.60%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P 500 Index	17.60%	16.47%	15.30%
Custom Blended Index*	11.33%	8.76%	8.99%
* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	Z
NASDAQ	PABFX
CUSIP	74437E859
MF185EZ

PGIM Balanced Fund
Class R6:
PIBQX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$69	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17% and bonds returned close to 3%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation, including an overweight to equities and an underweight to bonds. In addition, the Fund’s international equity and fixed income managers outperformed their respective benchmarks.
■
The Fund’s performance was negatively affected by domestic equity managers underperforming their respective benchmarks. Exposure to cash further detracted from relative performance.
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes. Collectively, the use of such derivatives had a small negative impact on the Fund's relative performance.
MF185ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.49%	9.53%	7.95% (11/28/2017)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.69%
S&P 500 Index	17.60%	16.47%	14.44%
Custom Blended Index*	11.33%	8.76%	8.31%

* Custom Blended Index consists of the S&P 500 Index (44%), Bloomberg US Aggregate Bond Index (40%), Russell 2000 Index (4%), and MSCI ACWI ex USA Index (12%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 1,056,070,790
Number of fund holdings	1,942
Total advisory fees paid for the year	$ 5,479,913
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9%
Banks	6.7%
Software	5.5%
Commercial Mortgage-Backed Securities	4.4%
Interactive Media & Services	3.8%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.7%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Collateralized Loan Obligations	3.1%
Aerospace & Defense	2.5%
Capital Markets	2.3%
Oil, Gas & Consumable Fuels	2.1%
Residential Mortgage-Backed Securities	2.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
Insurance	1.9%
Financial Services	1.8%
Broadline Retail	1.7%
Biotechnology	1.7%
Automobiles	1.6%
Specialty Retail	1.6%
U.S. Treasury Obligations	1.4%
Electric	1.3%
Electrical Equipment	1.1%
Communications Equipment	1.1%
Health Care Providers & Services	1.0%
Media	1.0%
IT Services	1.0%
Metals & Mining	0.9%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	0.9%
Home Equity Loans	0.9%
Hotels, Restaurants & Leisure	0.8%
Pipelines	0.8%
Oil & Gas	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Building Products	0.7%
Entertainment	0.7%
Electric Utilities	0.6%
Healthcare-Services	0.6%
Ground Transportation	0.6%
Sovereign Bonds	0.6%
Food Products	0.6%
Telecommunications	0.6%
Consumer Loans	0.5%
Tobacco	0.5%
Health Care Equipment & Supplies	0.5%
Diversified Telecommunication Services	0.5%
Auto Manufacturers	0.5%
Others*	8.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R6
NASDAQ	PIBQX
CUSIP	74437E461
MF185ER6

PGIM Jennison Focused Value Fund
Class A:
PJIAX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$117	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the In dex
.
MF172EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales ch
arges.

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	6.79%	14.42%	9.91%
Class A without sales charges	13.00%	15.72%	10.54%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS
AS
OF 9/30/2025?

Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	A
NASDAQ	PJIAX
CUSIP	74437E503
MF172EA

PGIM Jennison Focused Value Fund
Class C:
PJGCX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025
.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$237	2.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERI
O
D?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.
MF172EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.70%	14.49%	9.54%
Class C without sales charges	11.70%	14.49%	9.54%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	C
NASDAQ	PJGCX
CUSIP	74437E701
MF172EC

PGIM Jennison Focused Value Fund
Class R:
PJORX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$163	1.53%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.
MF172
E
R

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	12.53%	15.27%	10.14%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirem ent
s.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R
NASDAQ	PJORX
CUSIP	74437E644
MF172ER

PGIM Jennison Focused Value Fund
Class Z:
PJGZX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$80	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.
MF172EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.40%	16.12%	10.90%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
O
F 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	Z
NASDAQ	PJGZX
CUSIP	74437E800
MF172EZ

PGIM Jennison Focused Value Fund
Class R6:
PJOQX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$80	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, with major indexes setting new highs, though returns were marked by bouts of elevated volatility. Key influences included the US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period.
■
Positions within the industrials sector (led by aerospace & defense), consumer staples sector (driven by distribution & retail), information technology sector (especially software), and consumer discretionary sector (primarily automobiles) added the most to the Fund’s absolute performance and its results relative to the Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the communication services, energy, and financials sectors detracted the most from results relative to the Index.
MF172ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	13.45%	16.13%	10.91%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 9/30/2025?

Fund’s net assets	$ 285,799,611
Number of fund holdings	37
Total advisory fees paid for the year	$ 1,491,794
Portfolio turnover rate for the year	55%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.6%
Aerospace & Defense	8.2%
Multi-Utilities	7.2%
Interactive Media & Services	7.0%
Semiconductors & Semiconductor Equipment	6.9%
Affiliated Mutual Fund - Short-Term Investment (6.1% represents investments purchased with collateral from securities on loan)	6.5%
Pharmaceuticals	5.1%
Consumer Staples Distribution & Retail	4.8%
Capital Markets	4.5%
Household Durables	4.1%
Insurance	3.4%
Industrial Conglomerates	3.3%
Industry Classification	% of Net Assets
Software	3.2%
Automobiles	3.2%
Broadline Retail	2.9%
Chemicals	2.9%
Ground Transportation	2.8%
Biotechnology	2.4%
Technology Hardware, Storage & Peripherals	2.1%
Health Care Equipment & Supplies	2.1%
Machinery	2.0%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R6
NASDAQ	PJOQX
CUSIP	74437E552
MF172ER6

PGIM Jennison Growth Fund
Class A:
PJFAX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$107	0.97%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management
fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	14.09%	11.51%	16.32%
Class A without sales charges	20.73%	12.78%	16.98%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

WHAT ARE SOME KEY FUND STATISTICS
AS
OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND
’S
HOLDINGS
AS
OF
9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	A
NASDAQ	PJFAX
CUSIP	74437E107
MF168EA

PGIM Jennison Growth Fund
Class C:
PJFCX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$186	1.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168EC

HOW HAS THE FUND PERFORMED OVER THE
PAST
10
YEARS
?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees
and/or expense reimbursements, if any, the returns would
have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	18.86%	12.00%	16.18%
Class C without sales charges	19.86%	12.00%	16.18%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

WHAT ARE SOME KEY FUND STATISTICS
AS
OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	C
NASDAQ	PJFCX
CUSIP	74437E305
MF168EC

PGIM Jennison Growth Fund
Class R:
PJGRX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$132	1.20%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	20.45%	12.52%	16.73%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R
NASDAQ	PJGRX
CUSIP	74437E651
MF168ER

PGIM Jennison Growth Fund
Class Z:
PJFZX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$76	0.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	21.05%	13.11%	17.33%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Growth Index	25.53%	17.58%	18.83%

WHAT ARE SOME KEY
FUND
STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	Z
NASDAQ	PJFZX
CUSIP	74437E404
MF168EZ

PGIM Jennison Growth Fund
Class R2:
PJFOX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$121	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 20 25 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	20.57%	12.65%	16.29% (11/28/2017)
S&P 500 Index	17.60%	16.47%	14.44%
Russell 1000 Growth Index	25.53%	17.58%	18.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS
AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R2
NASDAQ	PJFOX
CUSIP	74437E420
MF168ER2

PGIM Jennison Growth Fund
Class R4:
PJFPX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$94	0.85%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 20 25 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	20.87%	12.92%	16.58% (11/28/2017)
S&P 500 Index	17.60%	16.47%	14.44%
Russell 1000 Growth Index	25.53%	17.58%	18.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R4
NASDAQ	PJFPX
CUSIP	74437E412
MF168ER4

PGIM Jennison Growth Fund
Class R6:
PJFQX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$63	0.57%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a US Federal Reserve rate cut late in the period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
Security selection within the consumer staples sector (driven by distribution), industrials sector (especially ground transportation), and information technology sector (led by IT services), along with an overweight to the communication services sector, added the most to the
Fund’s performance relative to the Russell 1000 Growth Index (the “Index”).
■
Conversely, stock selection within the health care sector (especially pharmaceuticals and biotechnology) and consumer discretionary sector
(led by broadline retail and hotels, restaurants & leisure), along with an underweight to the information technology sector and an overweight to the health care sector, detracted the most from results relative to the Index.
MF168ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to September 30, 20 25 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	21.20%	13.24%	17.74% (9/27/2017)
S&P 500 Index	17.60%	16.47%	14.88%
Russell 1000 Growth Index	25.53%	17.58%	19.10%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 9,012,171,772
Number of fund holdings	52
Total advisory fees paid for the year	$ 47,969,931
Portfolio turnover rate for the year	34%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.1%
Software	15.5%
Interactive Media & Services	11.1%
Broadline Retail	8.2%
Entertainment	6.7%
Technology Hardware, Storage & Peripherals	5.5%
Aerospace & Defense	4.7%
Financial Services	4.6%
Automobiles	3.9%
Consumer Staples Distribution & Retail	3.5%
Health Care Equipment & Supplies	3.0%
IT Services	2.5%
Pharmaceuticals	2.3%
Specialty Retail	1.6%
Industry Classification	% of Net Assets
Electric Utilities	1.4%
Capital Markets	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Hotels, Restaurants & Leisure	1.1%
Ground Transportation	1.0%
Biotechnology	1.0%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Electronic Equipment, Instruments & Components	0.5%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R6
NASDAQ	PJFQX
CUSIP	74437E479
MF168ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $111,785 and $107,485, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2025 and September 30, 2024: none.

(c)	Tax Fees

For the fiscal years ended September 30, 2025 and September 30, 2024: none.

(d)	All Other Fees

For the fiscal years ended September 30, 2025 and September 30, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Balanced Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Balanced Fund	1
Notes to Financial Statements	69

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

AFFILIATED EXCHANGE-TRADED FUNDS 2.0%
PGIM AAA CLO ETF	390,102	$20,090,253
PGIM Active High Yield Bond ETF	25,000	893,750

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS
(cost $20,914,994)(wa)		20,984,003

COMMON STOCKS 60.0%

Aerospace & Defense 2.1%

AAR Corp.*	900	80,703
AerSale Corp.*	3,600	29,484
Airbus SE (France)	2,788	651,070
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	96,021	497,553
Astronics Corp.*	5,400	246,294
Bharat Electronics Ltd. (India)	81,735	372,045
Boeing Co. (The)*	8,300	1,791,389
Curtiss-Wright Corp.	2,200	1,194,468
Elbit Systems Ltd. (Israel)	646	328,649
General Dynamics Corp.	15,100	5,149,100
General Electric Co.	23,300	7,009,106
Howmet Aerospace, Inc.	3,600	706,428
Kratos Defense & Security Solutions, Inc.*	300	27,411
L3Harris Technologies, Inc.	1,500	458,115
Mercury Systems, Inc.*	2,400	185,760
Moog, Inc. (Class A Stock)	100	20,767
MTU Aero Engines AG (Germany)	240	110,721
Northrop Grumman Corp.	500	304,660
Rheinmetall AG (Germany)	98	229,239
Rolls-Royce Holdings PLC (United Kingdom)	88,300	1,419,357
Saab AB (Sweden) (Class B Stock)	6,081	373,630
Safran SA (France)	923	327,544
Singapore Technologies Engineering Ltd. (Singapore)	77,200	515,506
VSE Corp.	600	99,744

		22,128,743

Air Freight & Logistics 0.0%

FedEx Corp.	1,050	247,601

Automobile Components 0.4%
Adient PLC*	1,200	28,896
Aptiv PLC (United Kingdom)*(a)	8,600	741,492
Bridgestone Corp. (Japan)	11,900	549,996
Dana, Inc.	12,700	254,508
Gentex Corp.	25,800	730,140
Goodyear Tire & Rubber Co. (The)*	7,000	52,360
Holley, Inc.*	5,000	15,700
Hyundai Mobis Co. Ltd. (South Korea)	1,818	386,789
Modine Manufacturing Co.*	1,000	142,160
Phinia, Inc.	1,600	91,968
Standard Motor Products, Inc.	4,400	179,608
Sumitomo Electric Industries Ltd. (Japan)	9,200	261,777
Toyo Tire Corp. (Japan)	13,500	358,419
Visteon Corp.	2,200	263,692

		4,057,505

Automobiles 1.3%

Eicher Motors Ltd. (India)	5,735	452,832
Ford Motor Co.(a)	136,400	1,631,344
Geely Automobile Holdings Ltd. (China)	212,000	532,591
General Motors Co.	54,600	3,328,962

See Notes to Financial Statements.

PGIM Balanced Fund 1

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles (cont’d.)

Harley-Davidson, Inc.	7,200	$200,880
Honda Motor Co. Ltd. (Japan)	23,800	245,600
Kia Corp. (South Korea)	5,072	364,052
Maruti Suzuki India Ltd. (India)	923	166,708
Mercedes-Benz Group AG (Germany)	12,840	809,305
Tata Motors Ltd. (India)	68,640	525,964
Tesla, Inc.*	12,450	5,536,764
Toyota Motor Corp. (Japan)	3,670	70,488

		13,865,490

Banks 3.6%

ABN AMRO Bank NV (Netherlands), 144A, CVA	12,565	403,080
AIB Group PLC (Ireland)	16,700	152,250
Ameris Bancorp	500	36,655
Banco Bilbao Vizcaya Argentaria SA (Spain)	54,036	1,041,254
Banco do Brasil SA (Brazil)	168,000	694,443
Banco Santander SA (Spain)	75,484	792,153
Bank Hapoalim BM (Israel)	23,650	480,738
Bank Leumi Le-Israel BM (Israel)	27,967	551,022
Bank of America Corp.	12,200	629,398
Bank of Marin Bancorp	6,100	148,108
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	120,000	150,852
Bank Polska Kasa Opieki SA (Poland)	8,672	417,933
BankUnited, Inc.	6,200	236,592
Bankwell Financial Group, Inc.	600	26,550
Barclays PLC (United Kingdom)	57,022	293,397
BNP Paribas SA (France)	7,983	730,148
BOC Hong Kong Holdings Ltd. (China)	48,000	224,869
Cadence Bank	500	18,770
CaixaBank SA (Spain)	16,479	174,050
Canadian Imperial Bank of Commerce (Canada)	12,200	974,895
Citigroup, Inc.	1,600	162,400
Civista Bancshares, Inc.	1,350	27,419
ConnectOne Bancorp, Inc.	3,300	81,873
Credit Agricole SA (France)	32,194	634,418
Customers Bancorp, Inc.*	2,800	183,036
Danske Bank A/S (Denmark)	1,525	65,140
DBS Group Holdings Ltd. (Singapore)	800	31,726
Dime Community Bancshares, Inc.	3,700	110,371
Eastern Bankshares, Inc.	15,700	284,955
Erste Group Bank AG (Austria)	3,168	311,422
Eurobank Ergasias Services & Holdings SA (Greece)	10,775	41,681
First Commonwealth Financial Corp.	13,400	228,470
First Financial Bancorp	7,700	194,425
Flushing Financial Corp.	2,400	33,144
Fulton Financial Corp.	10,500	195,615
Glacier Bancorp, Inc.	300	14,601
Hana Financial Group, Inc. (South Korea)	8,928	555,098
Hancock Whitney Corp.	4,400	275,484
Hilltop Holdings, Inc.	2,400	80,208
HSBC Holdings PLC (United Kingdom)	118,727	1,675,608
Independent Bank Corp.	1,900	131,423
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	111,000	81,734
Industrial Bank Co. Ltd. (China) (Class A Stock)	32,200	89,722
ING Groep NV (Netherlands)	16,390	429,676
Intesa Sanpaolo SpA (Italy)	185,873	1,230,326
JPMorgan Chase & Co.	23,574	7,435,947
KB Financial Group, Inc. (South Korea)	8,648	713,770
KBC Group NV (Belgium)	2,455	294,205
Lion Finance Group PLC (Georgia)	246	25,371
Lloyds Banking Group PLC (United Kingdom)	216,161	244,605

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Metropolitan Bank Holding Corp.	1,700	$127,194
Midland States Bancorp, Inc.	5,200	89,128
MVB Financial Corp.	1,200	30,072
NatWest Group PLC (United Kingdom)	141,200	997,345
Nordea Bank Abp (Finland)	37,551	618,232
Peapack-Gladstone Financial Corp.	1,600	44,160
PNC Financial Services Group, Inc. (The)	13,000	2,612,090
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	32,212	625,902
Primis Financial Corp.	10,930	114,874
Renasant Corp.	3,400	125,426
Riyad Bank (Saudi Arabia)	28,415	206,032
Royal Bank of Canada (Canada)	1,000	147,388
Saudi Awwal Bank (Saudi Arabia)	6,350	54,335
Sberbank of Russia PJSC (Russia)*^	202,510	—
Seacoast Banking Corp. of Florida	3,600	109,548
Shinhan Financial Group Co. Ltd. (South Korea)	17,614	888,062
Simmons First National Corp. (Class A Stock)	13,000	249,210
Societe Generale SA (France)	8,907	592,995
Standard Chartered PLC (United Kingdom)	36,880	715,751
Svenska Handelsbanken AB (Sweden) (Class A Stock)	22,504	293,624
Swedbank AB (Sweden) (Class A Stock)	15,775	476,179
Texas Capital Bancshares, Inc.*	3,200	270,496
Toronto-Dominion Bank (The) (Canada)	1,300	103,948
UniCredit SpA (Italy)	6,502	494,770
United Community Banks, Inc.	8,100	253,935
Wells Fargo & Co.	44,600	3,738,372
Woori Financial Group, Inc. (South Korea)	6,514	120,634

		38,140,732

Beverages 0.1%

Anheuser-Busch InBev SA/NV (Belgium)	2,816	168,331
Celsius Holdings, Inc.*	18,300	1,052,067

		1,220,398

Biotechnology 1.7%

AbbVie, Inc.	21,030	4,869,286
Abeona Therapeutics, Inc.*	2,400	12,672
ACADIA Pharmaceuticals, Inc.*	6,700	142,978
ADMA Biologics, Inc.*	5,500	80,630
Agios Pharmaceuticals, Inc.*	3,200	128,448
Akero Therapeutics, Inc.*	2,900	137,692
Alkermes PLC*	5,900	177,000
Amgen, Inc.	9,400	2,652,680
Arcellx, Inc.*	1,400	114,940
Ardelyx, Inc.*	18,800	103,588
Argenx SE (Netherlands)*	753	556,354
ARS Pharmaceuticals, Inc.*	1,300	13,065
Avidity Biosciences, Inc.*	3,700	161,209
BioCryst Pharmaceuticals, Inc.*	11,100	84,249
Biogen, Inc.*	9,200	1,288,736
Bridgebio Pharma, Inc.*	4,200	218,148
Catalyst Pharmaceuticals, Inc.*	7,000	137,900
CRISPR Therapeutics AG (Switzerland)*	200	12,962
CSL Ltd.	2,422	318,605
Cytokinetics, Inc.*	600	32,976
Gilead Sciences, Inc.	45,300	5,028,300
GRAIL, Inc.*	400	23,652
Kodiak Sciences, Inc.*	5,700	93,309
Kura Oncology, Inc.*	4,200	37,170
Larimar Therapeutics, Inc.*	4,000	12,920

See Notes to Financial Statements.

PGIM Balanced Fund 3

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Madrigal Pharmaceuticals, Inc.*	130	$59,626
MiMedx Group, Inc.*	14,400	100,512
Mineralys Therapeutics, Inc.*	3,200	121,344
Mirum Pharmaceuticals, Inc.*	2,000	146,620
Protagonist Therapeutics, Inc.*	2,400	159,432
PTC Therapeutics, Inc.*	2,900	177,973
Rhythm Pharmaceuticals, Inc.*	1,800	181,782
Rigel Pharmaceuticals, Inc.*	3,900	110,487
Soleno Therapeutics, Inc.*	500	33,800
Solid Biosciences, Inc.*	5,100	31,467
TG Therapeutics, Inc.*	1,000	36,125
Travere Therapeutics, Inc.*	2,800	66,920
Vanda Pharmaceuticals, Inc.*	3,077	15,354
Veracyte, Inc.*	800	27,464
Vir Biotechnology, Inc.*	5,200	29,692

		17,738,067

Broadline Retail 1.7%

Alibaba Group Holding Ltd. (China)	27,500	615,013
Amazon.com, Inc.*	60,690	13,325,703
eBay, Inc.	8,500	773,075
Groupon, Inc.*	2,400	56,040
Harvey Norman Holdings Ltd. (Australia)	25,250	123,168
JD.com, Inc. (China) (Class A Stock)	19,100	334,642
Macy’s, Inc.	30,500	546,865
Naspers Ltd. (South Africa) (Class N Stock)	707	256,904
Prosus NV (China)*	11,713	828,286
Sea Ltd. (Singapore), ADR*	5,800	1,036,634
Vishal Mega Mart Ltd. (India)*	243,041	407,970

		18,304,300

Building Products 0.7%

Armstrong World Industries, Inc.	21,800	4,273,018
AZZ, Inc.	600	65,478
Belimo Holding AG (Switzerland)	98	103,067
Carrier Global Corp.(a)	24,200	1,444,740
Owens Corning	2,700	381,942
Resideo Technologies, Inc.*	25,200	1,088,136

		7,356,381

Capital Markets 2.3%

3i Group PLC (United Kingdom)	17,127	944,091
Acadian Asset Management, Inc.	1,400	67,424
Anand Rathi Wealth Ltd. (India)	5,089	161,991
Artisan Partners Asset Management, Inc. (Class A Stock)	5,500	238,700
Bank of New York Mellon Corp. (The)	26,950	2,936,472
BGC Group, Inc. (Class A Stock)	27,500	260,150
Charles Schwab Corp. (The)	1,500	143,205
CSC Financial Co. Ltd. (China) (Class A Stock)	37,800	142,614
Deutsche Bank AG (Germany)	29,675	1,050,964
Guosen Securities Co. Ltd. (China) (Class A Stock)	32,400	61,620
HDFC Asset Management Co. Ltd. (India), 144A	9,661	601,878
Invesco Ltd.	30,700	704,258
Janus Henderson Group PLC	38,800	1,726,988
JF SmartInvest Holdings Ltd. (China)	17,000	162,491
Moelis & Co. (Class A Stock)	2,000	142,640
Morgan Stanley	19,800	3,147,408
Nasdaq, Inc.	43,600	3,856,420
Northern Trust Corp.	15,100	2,032,460

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Piper Sandler Cos.	60	$20,819
Plus500 Ltd. (Israel)	2,800	121,353
Raymond James Financial, Inc.	9,300	1,605,180
S&P Global, Inc.	5,200	2,530,892
Samsung Securities Co. Ltd. (South Korea)	3,594	183,883
SBI Holdings, Inc. (Japan)	15,400	670,477
Tel Aviv Stock Exchange Ltd. (Israel)	2,640	60,667
UBS Group AG (Switzerland)	8,479	348,602
Virtu Financial, Inc. (Class A Stock)	11,600	411,800
Virtus Investment Partners, Inc.	450	85,514

		24,420,961

Chemicals 0.1%

AdvanSix, Inc.	4,250	82,365
Ingevity Corp.*	2,700	149,013
Mativ Holdings, Inc.	3,700	41,847
Nippon Shokubai Co. Ltd. (Japan)	6,800	83,801
Nutrien Ltd. (Canada)	4,500	264,270
Saudi Aramco Base Oil Co. (Saudi Arabia)	2,150	51,214
Sumitomo Chemical Co. Ltd. (Japan)	70,600	222,242
Valhi, Inc.	1,750	27,615
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	47,100	177,330

		1,099,697

Commercial Services & Supplies 0.2%

ABM Industries, Inc.	5,000	230,600
ACCO Brands Corp.	27,100	108,129
Brambles Ltd. (Australia)	35,812	587,591
CoreCivic, Inc.*	8,100	164,835
Deluxe Corp.	10,350	200,376
HNI Corp.	5,200	243,620
Interface, Inc.	6,000	173,640
MillerKnoll, Inc.	1,000	17,740
Pitney Bowes, Inc.(a)	2,800	31,948

		1,758,479

Communications Equipment 1.1%

Accton Technology Corp. (Taiwan)	4,000	138,325
Arista Networks, Inc.*	17,700	2,579,067
Calix, Inc.*	4,500	276,165
Cisco Systems, Inc.	94,700	6,479,374
CommScope Holding Co., Inc.*	11,200	173,376
Extreme Networks, Inc.*	1,900	39,235
NetScout Systems, Inc.*	8,300	214,389
Nokia OYJ (Finland)	149,136	717,165
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	28,430	235,571
Viavi Solutions, Inc.*	20,000	253,800
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	500	28,499

		11,134,966

Construction & Engineering 0.2%

Arcosa, Inc.	3,000	281,130
Dycom Industries, Inc.*	130	37,929
Koninklijke BAM Groep NV (Netherlands)	15,400	145,829
MYR Group, Inc.*	1,000	208,030
Primoris Services Corp.	2,900	398,257
Sterling Infrastructure, Inc.*	510	173,237
Tokyu Construction Co. Ltd. (Japan)	11,900	89,914

See Notes to Financial Statements.

PGIM Balanced Fund 5

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)

Tutor Perini Corp.*	5,400	$354,186
Vinci SA (France)	2,976	413,580

		2,102,092

Construction Materials 0.1%

Cemex SAB de CV (Mexico), UTS	80,600	72,443
Heidelberg Materials AG (Germany)	2,432	549,743
JK Cement Ltd. (India)	5,134	364,159

		986,345

Consumer Finance 0.1%

Bread Financial Holdings, Inc.	3,600	200,772
Enova International, Inc.*	2,700	310,743
Green Dot Corp. (Class A Stock)*	13,100	175,933
LendingClub Corp.*	2,700	41,013
Muthoot Finance Ltd. (India)	2,862	98,971
NerdWallet, Inc. (Class A Stock)*	6,500	69,940
PROG Holdings, Inc.	2,900	93,844
Qifu Technology, Inc. (China), ADR	7,800	224,484
Upstart Holdings, Inc.*(a)	2,100	106,680

		1,322,380

Consumer Staples Distribution & Retail 0.7%

Carrefour SA (France)	16,539	250,644
Costco Wholesale Corp.	1,000	925,630
Dollar Tree, Inc.*	7,500	707,775
George Weston Ltd. (Canada)	3,300	201,291
JD Health International, Inc. (China), 144A*	40,250	342,729
Koninklijke Ahold Delhaize NV (Netherlands)	19,685	796,544
Kroger Co. (The)	14,400	970,704
Loblaw Cos. Ltd. (Canada)	14,800	572,454
Target Corp.	22,500	2,018,250
Tesco PLC (United Kingdom)	104,260	624,902

		7,410,923

Containers & Packaging 0.0%

O-I Glass, Inc.*	9,050	117,379
Transcontinental, Inc. (Canada) (Class A Stock)	15,400	217,660
TriMas Corp.	800	30,912

		365,951

Diversified Consumer Services 0.3%

AcadeMedia AB (Sweden), 144A	3,960	41,123
ADT, Inc.	169,800	1,478,958
Adtalem Global Education, Inc.*	1,500	231,675
Coursera, Inc.*	1,300	15,223
Frontdoor, Inc.*	5,300	356,637
G8 Education Ltd. (Australia)	38,896	21,757
Graham Holdings Co. (Class B Stock)	80	94,185
Laureate Education, Inc.*	8,600	271,244
Perdoceo Education Corp.	4,500	169,470
Stride, Inc.*	200	29,788

		2,710,060

Diversified REITs 0.0%

Sekisui House REIT, Inc. (Japan)	88	47,379

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.5%

Cogeco Communications, Inc. (Canada)	7,300	$335,495
Deutsche Telekom AG (Germany)	26,060	887,850
Globalstar, Inc.*	1,500	54,585
Lumen Technologies, Inc.*	9,000	55,080
NOS SGPS SA (Portugal)	63,818	292,064
Ooredoo QPSC (Qatar)	134,810	506,208
Proximus SADP (Belgium)	7,000	61,252
Saudi Telecom Co. (Saudi Arabia)	43,735	514,286
Verizon Communications, Inc.	48,290	2,122,345

		4,829,165

Electric Utilities 0.6%

American Electric Power Co., Inc.	1,300	146,250
Centrais Eletricas Brasileiras SA (Brazil)	5,400	53,287
Constellation Energy Corp.	2,000	658,140
CPFL Energia SA (Brazil)	18,900	139,382
Enel Americas SA (Chile)	616,325	62,182
Enel SpA (Italy)	87,390	828,155
FirstEnergy Corp.	33,400	1,530,388
Genie Energy Ltd. (Class B Stock)	1,100	16,445
Inter RAO UES PJSC (Russia)*^	4,433,000	5
NextEra Energy, Inc.	4,100	309,509
NRG Energy, Inc.	15,300	2,477,835
Otter Tail Corp.	2,000	163,940
Portland General Electric Co.	6,200	272,800

		6,658,318

Electrical Equipment 1.1%

ABB Ltd. (Switzerland)	12,720	920,462
Accelleron Industries AG (Switzerland)	4,043	342,380
American Superconductor Corp.*	2,600	154,414
Amprius Technologies, Inc.*	4,300	45,236
Bloom Energy Corp. (Class A Stock)*(a)	2,200	186,054
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	1,100	80,977
Eaton Corp. PLC	2,400	898,200
Emerson Electric Co.	2,600	341,068
Fujikura Ltd. (Japan)	5,600	547,775
GE Vernova, Inc.	5,300	3,258,970
Harbin Electric Co. Ltd. (China) (Class H Stock)	42,000	63,393
Legrand SA (France)	4,893	813,026
LSI Industries, Inc.	5,100	120,411
NEXTracker, Inc. (Class A Stock)*	4,800	355,152
Rockwell Automation, Inc.	5,400	1,887,462
Sensata Technologies Holding PLC	35,600	1,087,580
Siemens Energy AG (Germany)*	2,527	297,122

		11,399,682

Electronic Equipment, Instruments & Components 0.9%

Amphenol Corp. (Class A Stock)	16,800	2,079,000
Azbil Corp. (Japan)	22,400	212,388
Belden, Inc.	2,350	282,634
Celestica, Inc. (Canada)*	2,900	713,633
Codan Ltd. (Australia)	5,267	102,816
Delta Electronics, Inc. (Taiwan)	36,000	1,014,124
Eoptolink Technology, Inc. Ltd. (China) (Class A Stock)	3,900	201,417
Evolv Technologies Holdings, Inc.*	5,700	43,035
Fabrinet (Thailand)*	50	18,231
Halma PLC (United Kingdom)	8,008	372,779
Hon Hai Precision Industry Co. Ltd. (Taiwan)	77,000	549,791

See Notes to Financial Statements.

PGIM Balanced Fund 7

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Ibiden Co. Ltd. (Japan)	3,500	$211,715
Knowles Corp.*	2,700	62,937
Littelfuse, Inc.	900	233,109
Meiko Electronics Co. Ltd. (Japan)	1,700	112,900
Methode Electronics, Inc.	9,200	69,460
Nippon Electric Glass Co. Ltd. (Japan)	4,000	131,150
nLight, Inc.*	1,800	53,334
Oki Electric Industry Co. Ltd. (Japan)	19,800	215,554
Ouster, Inc.*	3,600	97,380
Plexus Corp.*	700	101,283
Redington Ltd. (India)	19,224	61,399
ScanSource, Inc.*	1,700	74,783
TTM Technologies, Inc.*	6,600	380,160
Vontier Corp.	46,600	1,955,802

		9,350,814

Energy Equipment & Services 0.1%
Aker Solutions ASA (Norway)	30,472	91,559
DMC Global, Inc.*	7,200	60,840
Helix Energy Solutions Group, Inc.*	10,900	71,504
Helmerich & Payne, Inc.	700	15,463
Oceaneering International, Inc.*	2,000	49,560
Oil States International, Inc.*	14,800	89,688
Technip Energies NV (France)	1,071	50,545
TETRA Technologies, Inc.*	20,600	118,450
Transocean Ltd.*	17,500	54,600

		602,209

Entertainment 0.6%
Anycolor, Inc. (Japan)	4,200	160,004
MIXI, Inc. (Japan)	2,400	51,612
NetEase, Inc. (China)	28,600	868,650
Netflix, Inc.*	2,050	2,457,786
Tencent Music Entertainment Group (China), ADR	9,200	214,728
Walt Disney Co. (The)	21,400	2,450,300

		6,203,080

Financial Services 1.8%
Berkshire Hathaway, Inc. (Class B Stock)*	6,449	3,242,170
Compass Diversified Holdings, MLP	1,100	7,282
Enact Holdings, Inc.	6,100	233,874
EVERTEC, Inc. (Puerto Rico)	1,800	60,804
Fidelity National Information Services, Inc.	29,700	1,958,418
HA Sustainable Infrastructure Capital, Inc.	3,700	113,590
Helia Group Ltd. (Australia)	158,018	602,861
Jackson Financial, Inc. (Class A Stock)	1,700	172,091
Mastercard, Inc. (Class A Stock)	14,475	8,233,525
NewtekOne, Inc.	2,400	27,480
NMI Holdings, Inc.*	500	19,170
Paragon Banking Group PLC (United Kingdom)	8,225	95,961
PayPal Holdings, Inc.*	11,400	764,484
Remitly Global, Inc.*	7,400	120,620
StoneCo Ltd. (Brazil) (Class A Stock)*	700	13,237
Visa, Inc. (Class A Stock)	9,705	3,313,093

		18,978,660

Food Products 0.6%
Conagra Brands, Inc.	89,800	1,644,238

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)
First Pacific Co. Ltd. (Indonesia)	238,000	$199,518
General Mills, Inc.(a)	16,700	842,014
Hain Celestial Group, Inc. (The)*	26,200	41,396
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	46,340
Inghams Group Ltd. (Australia)	17,850	29,862
Ingredion, Inc.	18,400	2,246,824
Maple Leaf Foods, Inc. (Canada)	14,600	377,772
Mission Produce, Inc.*	2,700	32,454
Muyuan Foods Co. Ltd. (China) (Class A Stock)	24,600	183,183
Nestle SA	4,601	422,534
WH Group Ltd. (Hong Kong), 144A	135,000	146,198

		6,212,333

Gas Utilities 0.1%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	1,300	53,456
GAIL India Ltd. (India)	25,600	50,836
Northwest Natural Holding Co.	3,500	157,255
Rubis SCA (France)	3,502	131,297
Southwest Gas Holdings, Inc.	3,600	282,024
Superior Plus Corp. (Canada)	47,400	268,726

		943,594

Ground Transportation 0.6%
Uber Technologies, Inc.*	8,500	832,745
Union Pacific Corp.	24,100	5,696,517

		6,529,262

Health Care Equipment & Supplies 0.5%
Alphatec Holdings, Inc.*	16,200	235,548
Asahi Intecc Co. Ltd. (Japan)	1,600	26,000
AtriCure, Inc.*	2,400	84,600
Avanos Medical, Inc.*	6,650	76,874
DENTSPLY SIRONA, Inc.	31,400	398,466
Eckert & Ziegler SE (Germany)	4,338	91,080
Embecta Corp.	7,200	101,592
ICU Medical, Inc.*	1,000	119,960
IDEXX Laboratories, Inc.*(a)	2,300	1,469,447
Inogen, Inc.*	13,400	109,478
Insulet Corp.*	2,100	648,333
iRhythm Technologies, Inc.*	2,000	343,980
Japan Lifeline Co. Ltd. (Japan)	9,600	97,958
Orthofix Medical, Inc.*	1,100	16,104
PHC Holdings Corp. (Japan)	12,300	81,349
Smith & Nephew PLC (United Kingdom)	34,851	632,105
STERIS PLC	2,100	519,624
TransMedics Group, Inc.*	300	33,660
Varex Imaging Corp.*	1,200	14,880

		5,101,038

Health Care Providers & Services 1.0%
Alignment Healthcare, Inc.*	14,000	244,300
Ambea AB (Sweden), 144A	3,429	49,448
Ardent Health, Inc.*	3,400	45,050
Centene Corp.*	39,000	1,391,520
Cigna Group (The)	15,300	4,410,225
CVS Health Corp.	18,200	1,372,098
Elevance Health, Inc.	2,900	937,048
Extendicare, Inc. (Canada)	19,800	211,559

See Notes to Financial Statements.

PGIM Balanced Fund 9

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Fortis Healthcare Ltd. (India)	5,550	$60,683
Fresenius Medical Care AG (Germany)	4,128	218,113
GeneDx Holdings Corp.*	400	43,096
Guardant Health, Inc.*	2,300	143,704
Hims & Hers Health, Inc.*	500	28,360
LifeStance Health Group, Inc.*	5,100	28,050
McKesson Corp.	1,000	772,540
Medipal Holdings Corp. (Japan)	23,200	399,164
Option Care Health, Inc.*	10,100	280,376
Progyny, Inc.*	900	19,368

		10,654,702

Health Care REITs 0.1%
American Healthcare REIT, Inc.	7,500	315,075
CareTrust REIT, Inc.	9,600	332,928
Diversified Healthcare Trust	48,150	212,342

		860,345

Health Care Technology 0.0%
OptimizeRx Corp.*	2,900	59,450
Waystar Holding Corp.*	3,300	125,136

		184,586

Hotel & Resort REITs 0.0%
Apple Hospitality REIT, Inc.	2,900	34,829
RLJ Lodging Trust	6,100	43,920
Xenia Hotels & Resorts, Inc.	900	12,348

		91,097

Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. (Australia)	3,402	157,491
Betsson AB (Sweden) (Class B Stock)	5,550	91,862
Bloomin’ Brands, Inc.	105,000	752,850
Booking Holdings, Inc.	890	4,805,350
Brinker International, Inc.*	700	88,676
Carnival PLC*	6,600	175,432
El Pollo Loco Holdings, Inc.*	11,300	109,610
Food & Life Cos. Ltd. (Japan)	7,100	370,660
Galaxy Entertainment Group Ltd. (Macau)	128,000	703,790
Hiday Hidaka Corp. (Japan)	4,800	116,133
Hilton Grand Vacations, Inc.*	5,500	229,955
Kangwon Land, Inc. (South Korea)	2,616	34,217
Life Time Group Holdings, Inc.*	5,900	162,840
Monogatari Corp. (The) (Japan)	3,300	95,113
Travel + Leisure Co.	10,300	612,747

		8,506,726

Household Durables 0.2%
Cricut, Inc. (Class A Stock)	2,200	13,838
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	30,000	167,366
Helen of Troy Ltd.*	2,200	55,440
Iida Group Holdings Co. Ltd. (Japan)	24,700	393,916
Leggett & Platt, Inc.	1,400	12,432
Open House Group Co. Ltd. (Japan)	1,800	93,138
Panasonic Holdings Corp. (Japan)	55,000	596,976
Sonos, Inc.*	2,600	41,080
Sony Group Corp. (Japan)	2,000	57,493

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)
Tamron Co. Ltd. (Japan)	6,000	$41,910
Taylor Morrison Home Corp.*	3,500	231,035
Zojirushi Corp. (Japan)	5,200	57,180

		1,761,804

Household Products 0.3%
Colgate-Palmolive Co.	31,325	2,504,120
Essity AB (Sweden) (Class B Stock)	26,172	684,113
Henkel AG & Co. KGaA (Germany)	448	33,254

		3,221,487

Independent Power & Renewable Electricity Producers 0.0%
Drax Group PLC (United Kingdom)	26,570	250,584
Hallador Energy Co.*	4,900	95,893

		346,477

Industrial Conglomerates 0.2%
Astra International Tbk PT (Indonesia)	240,700	83,475
CITIC Ltd. (China)	386,000	565,381
Honeywell International, Inc.	4,700	989,350
Siemens AG (Germany)	3,026	816,954

		2,455,160

Industrial REITs 0.0%
Industrial Logistics Properties Trust	7,400	43,142

Insurance 1.7%
AIA Group Ltd. (Hong Kong)	10,400	99,673
Allianz SE (Germany)	574	241,497
Allstate Corp. (The)	12,800	2,747,520
American International Group, Inc.	31,600	2,481,864
AXA SA (France)	20,091	963,464
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	6,800	27,017
Chubb Ltd.	18,400	5,193,400
CNO Financial Group, Inc.	3,200	126,560
F&G Annuities & Life, Inc.	7,000	218,890
Fairfax Financial Holdings Ltd. (Canada)	400	699,806
First American Financial Corp.	2,300	147,752
Genworth Financial, Inc.*	38,600	343,540
Great-West Lifeco, Inc. (Canada)	8,200	332,784
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	600	14,880
HCI Group, Inc.	800	153,544
Heritage Insurance Holdings, Inc.*	10,100	254,318
iA Financial Corp., Inc. (Canada)	2,500	284,239
Lemonade, Inc.*	500	26,765
Mercury General Corp.	1,400	118,692
MetLife, Inc.	9,600	790,752
New China Life Insurance Co. Ltd. (China) (Class H Stock)	63,300	374,903
NN Group NV (Netherlands)	1,680	118,469
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	98,000	85,735
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	5,000	34,015
Poste Italiane SpA (Italy), 144A	13,875	329,823
Power Corp. of Canada (Canada)	2,600	112,504
Protector Forsikring ASA (Norway)	1,040	51,284
Prudential PLC (Hong Kong)	4,350	60,899
QBE Insurance Group Ltd. (Australia)	45,590	620,401
SCOR SE (France)	1,850	65,427
Skyward Specialty Insurance Group, Inc.*	1,000	47,560

See Notes to Financial Statements.

PGIM Balanced Fund 11

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Sony Financial Group, Inc. (Japan)*	2,000	$2,218
Swiss Re AG	338	62,776
Talanx AG (Germany)	4,723	629,705
United Fire Group, Inc.	1,400	42,588

		17,905,264

Interactive Media & Services 3.8%
Alphabet, Inc. (Class A Stock)	50,400	12,252,240
Alphabet, Inc. (Class C Stock)	42,840	10,433,682
Cars.com, Inc.*	4,200	51,324
Diamond Sports Group LLC*(x)	5,129	52,572
Meta Platforms, Inc. (Class A Stock)	19,769	14,517,958
NAVER Corp. (South Korea)	796	152,742
Scout24 SE (Germany), 144A	1,637	205,374
SEEK Ltd. (Australia)	12,555	236,566
Tencent Holdings Ltd. (China)	24,700	2,104,677
TripAdvisor, Inc.*	800	13,008
Ziff Davis, Inc.*	6,000	228,600

		40,248,743

IT Services 1.0%
Accenture PLC (Ireland) (Class A Stock)	7,700	1,898,820
ASGN, Inc.*	5,100	241,485
BIPROGY, Inc. (Japan)	4,700	191,741
Capgemini SE (France)	2,544	371,112
CGI, Inc. (Canada)	6,400	570,054
Cognizant Technology Solutions Corp. (Class A Stock)	61,600	4,131,512
Fastly, Inc. (Class A Stock)*	9,600	82,080
Gartner, Inc.*	600	157,722
HCL Technologies Ltd. (India)	8,437	131,714
Infosys Ltd. (India)	20,412	331,991
Mitsubishi Research Institute, Inc. (Japan)	1,900	66,500
NEC Corp. (Japan)	25,300	809,830
Shopify, Inc. (Canada) (Class A Stock)*	2,100	311,990
Simplex Holdings, Inc. (Japan)	8,200	240,652
Tata Consultancy Services Ltd. (India)	7,353	239,335
Wipro Ltd. (India)	220,813	595,746

		10,372,284

Leisure Products 0.0%
JAKKS Pacific, Inc.	2,600	48,698
Roland Corp. (Japan)	2,800	63,835
Technogym SpA (Italy), 144A	6,291	106,830

		219,363

Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	7,800	116,688
Azenta, Inc.*	3,200	91,904
Danaher Corp.	1,400	277,564
Niagen Bioscience, Inc.*	2,300	21,459
Sotera Health Co.*	9,000	141,570
Thermo Fisher Scientific, Inc.	3,700	1,794,574
West Pharmaceutical Services, Inc.	1,600	419,728
Wuxi Biologics Cayman, Inc. (China), 144A*	8,000	42,244

		2,905,731

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 0.8%

Allison Transmission Holdings, Inc.	3,900	$331,032
Astec Industries, Inc.	1,900	91,447
Atlas Copco AB (Sweden) (Class B Stock)	6,717	101,074
Atmus Filtration Technologies, Inc.	1,500	67,635
Columbus McKinnon Corp.	4,700	67,398
Crane Co.	9,600	1,767,744
Deere & Co.	1,900	868,794
Douglas Dynamics, Inc.	3,200	100,032
Enpro, Inc.	1,300	293,800
Epiroc AB (Sweden) (Class B Stock)	1,729	32,710
ESCO Technologies, Inc.	1,600	337,776
Federal Signal Corp.	1,000	118,990
Franklin Electric Co., Inc.	400	38,080
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	220	80,807
Hillenbrand, Inc.	8,600	232,544
Komatsu Ltd. (Japan)	11,600	404,112
Konecranes OYJ (Finland)	6,342	525,049
Mueller Water Products, Inc. (Class A Stock)	1,200	30,624
NGK Insulators Ltd. (Japan)	13,000	217,305
Parker-Hannifin Corp.	700	530,705
Proto Labs, Inc.*	400	20,012
REV Group, Inc.	4,400	249,348
Sany Heavy Equipment International Holdings Co. Ltd. (China)	52,000	54,245
Schindler Holding AG (Switzerland)	100	36,185
SPX Technologies, Inc.*	1,300	242,814
Terex Corp.	2,100	107,730
Tsugami Corp. (Japan)	3,800	61,094
Wartsila OYJ Abp (Finland)	18,016	540,384
Worthington Enterprises, Inc.	3,800	210,862
Yutong Bus Co. Ltd. (China) (Class A Stock)	20,700	79,100

		7,839,432

Marine Transportation 0.1%

AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	7,846
AP Moller - Maersk A/S (Denmark) (Class B Stock)	11	21,624
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	112,000	174,123
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	54,000	318,045
Kawasaki Kisen Kaisha Ltd. (Japan)	3,900	55,454
Matson, Inc.	1,200	118,308
Nippon Yusen KK (Japan)	3,100	105,788
SITC International Holdings Co. Ltd. (China)	19,000	73,149
Yang Ming Marine Transport Corp. (Taiwan)	46,000	80,233

		954,570

Media 0.5%

AMC Networks, Inc. (Class A Stock)*	9,300	76,632
Cable One, Inc.	500	88,525
Comcast Corp. (Class A Stock)	163,200	5,127,744
CyberAgent, Inc. (Japan)	7,900	94,829
MFE-MediaForEurope NV (Italy) (Class B Stock)	7,669	39,087
Stagwell, Inc.*	2,900	16,327

		5,443,144

Metals & Mining 0.9%
Agnico Eagle Mines Ltd. (Canada)	7,100	1,195,833
Alpha Metallurgical Resources, Inc.*	900	147,681
Barrick Mining Corp. (Canada)	33,900	1,113,436
BHP Group Ltd. (Australia)	2,386	66,653
China Gold International Resources Corp. Ltd. (China)	19,400	345,558

See Notes to Financial Statements.

PGIM Balanced Fund 13

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

China Hongqiao Group Ltd. (China)	252,500	$855,176
China Northern Rare Earth Group High-Tech Co. Ltd. (China) (Class A Stock)	18,900	128,244
Coeur Mining, Inc.*	14,300	268,268
Commercial Metals Co.	5,750	329,360
Compass Minerals International, Inc.*	1,300	24,960
DPM Metals, Inc. (Canada)	4,600	101,969
Fortescue Ltd. (Australia)	25,456	315,259
Freeport-McMoRan, Inc.	42,500	1,666,850
Fresnillo PLC (Mexico)	2,268	72,346
Gold Fields Ltd. (South Africa)	1,650	69,094
Kinross Gold Corp. (Canada)	40,200	997,706
Materion Corp.	200	24,162
Metallus, Inc.*	1,300	21,489
Mitsui Kinzoku Co. Ltd. (Japan)	7,800	605,960
Nucor Corp.	1,700	230,231
Olympic Steel, Inc.	700	21,315
Polyus PJSC (Russia)*^	37,040	—
Rio Tinto Ltd. (Australia)	1,610	129,868
SSR Mining, Inc. (Canada)*	2,600	63,492
SunCoke Energy, Inc.	27,200	221,952
West African Resources Ltd. (Australia)*	311,346	526,017
Worthington Steel, Inc.	3,600	109,404
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	40,200	116,636

		9,768,919

Mortgage Real Estate Investment Trusts (REITs) 0.0%
AG Mortgage Investment Trust, Inc.	2,700	19,548
Apollo Commercial Real Estate Finance, Inc.	7,500	75,975
Claros Mortgage Trust, Inc.	10,800	35,856
Franklin BSP Realty Trust, Inc.	7,300	79,278
KKR Real Estate Finance Trust, Inc.	4,500	40,500
Two Harbors Investment Corp.	3,500	34,545

		285,702

Multi-Utilities 0.2%
Avista Corp.	3,300	124,773
Black Hills Corp.	4,450	274,076
DTE Energy Co.	1,700	240,431
Engie SA (France)	41,591	894,062

		1,533,342

Office REITs 0.0%
Hudson Pacific Properties, Inc. *	68,000	187,680

Oil, Gas & Consumable Fuels 2.1%
Bharat Petroleum Corp. Ltd. (India)	22,500	86,181
BKV Corp. (Thailand)*	900	20,817
California Resources Corp.	1,500	79,770
Chevron Corp.	33,625	5,221,626
Coal India Ltd. (India)	38,595	169,588
ConocoPhillips	16,800	1,589,112
Core Natural Resources, Inc.	500	41,740
ENEOS Holdings, Inc. (Japan)	46,600	295,127
EOG Resources, Inc.	19,500	2,186,340
Exxon Mobil Corp.	72,825	8,211,019
Friedrich Vorwerk Group SE (Germany)	2,846	274,779
Granite Ridge Resources, Inc.	4,800	25,968
Indo Tambangraya Megah Tbk PT (Indonesia)	33,800	46,430
Inpex Corp. (Japan)	37,400	673,412

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
LUKOIL PJSC (Russia)*^	10,297	$—
Magnolia Oil & Gas Corp. (Class A Stock)	7,300	174,251
Murphy Oil Corp.	1,750	49,718
Oil & Natural Gas Corp. Ltd. (India)	230,499	621,277
Par Pacific Holdings, Inc.*	900	31,878
PBF Energy, Inc. (Class A Stock)	4,300	129,731
Petroleo Brasileiro SA (Brazil)	16,600	104,985
Riley Exploration Permian, Inc.	500	13,555
Rosneft Oil Co. PJSC (Russia)*^	31,520	—
Shell PLC	19,143	682,276
SM Energy Co.	3,800	94,886
Suncor Energy, Inc. (Canada)	10,300	431,035
Talos Energy, Inc.*	6,200	59,458
TotalEnergies SE (France)	2,035	123,949
Uranium Energy Corp.*	4,500	60,030
Woodside Energy Group Ltd. (Australia)	11,584	174,930
World Kinect Corp.	8,049	208,872

		21,882,740

Paper & Forest Products 0.0%

Sylvamo Corp.	3,000	132,660

Passenger Airlines 0.2%
Eva Airways Corp. (Taiwan)	208,000	260,869
International Consolidated Airlines Group SA (United Kingdom)	116,360	608,964
Pegasus Hava Tasimaciligi A/S (Turkey)*	28,606	149,200
Qantas Airways Ltd. (Australia)	54,173	391,443
Ryanair Holdings PLC (Italy)	10,436	304,965
SkyWest, Inc.*	1,260	126,781
Turk Hava Yollari AO (Turkey)	59,221	449,082

		2,291,304

Personal Care Products 0.1%
APR Corp. (South Korea)*	1,368	244,399
Edgewell Personal Care Co.	1,100	22,396
Gillette India Ltd. (India)	475	50,703
MTG Co. Ltd. (Japan)	5,200	163,315
Nu Skin Enterprises, Inc. (Class A Stock)	7,100	86,549

		567,362

Pharmaceuticals 2.7%
Amneal Pharmaceuticals, Inc.*	23,200	232,232
ANI Pharmaceuticals, Inc.*	1,200	109,920
AstraZeneca PLC (United Kingdom)	1,879	287,865
Bristol-Myers Squibb Co.	23,300	1,050,830
Eli Lilly & Co.	5,450	4,158,350
Galderma Group AG (Switzerland)	4,196	741,854
H. Lundbeck A/S (Denmark)	20,125	146,383
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	76,000	352,558
Harmony Biosciences Holdings, Inc.*	1,200	33,072
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China) (Class A Stock)	18,900	189,839
Johnson & Johnson	18,719	3,470,877
Liquidia Corp.*	1,500	34,110
Lupin Ltd. (India)	3,559	76,937
Merck & Co., Inc.	74,625	6,263,276
Novartis AG	13,658	1,756,124
Novo Nordisk A/S (Denmark) (Class B Stock)	753	41,928
Orion OYJ (Finland) (Class B Stock)	6,069	465,938
Otsuka Holdings Co. Ltd. (Japan)	7,800	415,980

See Notes to Financial Statements.

PGIM Balanced Fund 15

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Pacira BioSciences, Inc.*	2,900	$74,733
Perrigo Co. PLC(a)	50,800	1,131,316
Pfizer, Inc.	137,400	3,500,952
Phibro Animal Health Corp. (Class A Stock)	1,800	72,828
Prestige Consumer Healthcare, Inc.*	1,510	94,224
Roche Holding AG	4,955	1,649,934
Sandoz Group AG (Switzerland)	2,583	154,057
Sanofi SA	1,498	141,851
SIGA Technologies, Inc.	1,500	13,725
Sino Biopharmaceutical Ltd. (Hong Kong)	326,000	339,795
Strides Pharma Science Ltd. (India)	11,236	104,131
Sun Pharmaceutical Industries Ltd. (India)	9,214	165,869
Takeda Pharmaceutical Co. Ltd. (Japan)	27,600	810,623
Tarsus Pharmaceuticals, Inc.*	600	35,658
Terns Pharmaceuticals, Inc.*	3,800	28,538
Trevi Therapeutics, Inc.*	21,800	199,470
Xeris Biopharma Holdings, Inc.*	40,500	329,670
Zoetis, Inc.	1,000	146,320
Zydus Lifesciences Ltd. (India)	5,900	65,405

		28,887,172

Professional Services 0.1%
Alight, Inc. (Class A Stock)	35,200	114,752
Computershare Ltd. (Australia)	2,406	57,806
Concentrix Corp.	9,800	452,270
Conduent, Inc.*	77,141	215,995
JAC Recruitment Co. Ltd. (Japan)	11,400	83,397
Kforce, Inc.	1,300	38,974
Korn Ferry	400	27,992
Planet Labs PBC*	1,800	23,364
TriNet Group, Inc.	1,800	120,402
TrueBlue, Inc.*	9,250	56,702
TTEC Holdings, Inc.*	11,150	37,464
Willdan Group, Inc.*	200	19,338

		1,248,456

Real Estate Management & Development 0.4%
Anywhere Real Estate, Inc.*	9,750	103,252
CBRE Group, Inc. (Class A Stock)*	10,400	1,638,624
Compass, Inc. (Class A Stock)*	25,000	200,750
Cushman & Wakefield PLC*	17,700	281,784
Daiwa House Industry Co. Ltd. (Japan)	800	28,732
Emaar Properties PJSC (United Arab Emirates)	222,191	789,948
Jones Lang LaSalle, Inc.*	3,000	894,840
Marcus & Millichap, Inc.	500	14,675
Mitsubishi Estate Co. Ltd. (Japan)	3,200	73,548
Newmark Group, Inc. (Class A Stock)	14,300	266,695

		4,292,848

Retail REITs 0.0%
InvenTrust Properties Corp.	600	17,172
Kite Realty Group Trust	1,800	40,140
Klepierre SA (France)	2,554	99,708
SITE Centers Corp.	1,800	16,218

		173,238

Semiconductors & Semiconductor Equipment 6.9%
Advantest Corp. (Japan)	2,300	227,568

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Ambarella, Inc.*	1,000	$82,520
Analog Devices, Inc.	8,200	2,014,740
ASML Holding NV (Netherlands)	688	670,929
Astera Labs, Inc.*	4,200	822,360
Broadcom, Inc.	50,450	16,643,960
Credo Technology Group Holding Ltd.*	2,700	393,147
Lam Research Corp.	30,600	4,097,340
MediaTek, Inc. (Taiwan)	1,000	43,370
Micron Technology, Inc.	20,000	3,346,400
NVIDIA Corp.	197,300	36,812,234
Rambus, Inc.*	4,600	479,320
Rigetti Computing, Inc.*(a)	1,300	38,727
Rohm Co. Ltd. (Japan)	2,900	43,294
Sigurd Microelectronics Corp. (Taiwan)	37,000	110,883
Silicon Laboratories, Inc.*	2,000	262,260
SiTime Corp.*	690	207,904
SK Hynix, Inc. (South Korea)	4,928	1,221,641
Synaptics, Inc.*	2,900	198,186
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	113,000	4,908,474

		72,625,257

Software 5.4%

A10 Networks, Inc.	4,800	87,120
ACI Worldwide, Inc.*	4,900	258,573
Adeia, Inc.	850	14,280
Adobe, Inc.*	6,000	2,116,500
Amplitude, Inc. (Class A Stock)*	2,400	25,728
AppLovin Corp. (Class A Stock)*	1,200	862,248
Blackbaud, Inc.*	200	12,862
Blend Labs, Inc. (Class A Stock)*	8,800	32,120
Box, Inc. (Class A Stock)*	8,150	263,000
Cadence Design Systems, Inc.*	7,600	2,669,576
Commvault Systems, Inc.*	1,950	368,121
Cybozu, Inc. (Japan)	6,600	152,382
D-Wave Quantum, Inc. (Canada)*	500	12,355
Elastic NV*	18,700	1,579,963
Freshworks, Inc. (Class A Stock)*	7,100	83,567
Intapp, Inc.*	3,700	151,330
Intuit, Inc.	2,600	1,775,566
LiveRamp Holdings, Inc.*	1,500	40,710
Microsoft Corp.	70,216	36,368,377
Mitek Systems, Inc.*	22,700	221,779
Oracle Corp.	5,900	1,659,316
Pagaya Technologies Ltd. (Class A Stock)*	2,900	86,101
Palantir Technologies, Inc. (Class A Stock)*	11,600	2,116,072
Porch Group, Inc.*	1,500	25,170
Progress Software Corp.	5,100	224,043
Red Violet, Inc.	300	15,675
Riot Platforms, Inc.*	1,100	20,933
Salesforce, Inc.	17,100	4,052,700
SAP SE (Germany)	1,553	415,843
ServiceNow, Inc.*	1,250	1,150,350
SoundHound AI, Inc. (Class A Stock)*(a)	3,400	54,672
Sprinklr, Inc. (Class A Stock)*	7,400	57,128
Telos Corp.*	22,500	153,900
Tenable Holdings, Inc.*	3,200	93,312
Teradata Corp.*	6,500	139,815
Terawulf, Inc.*(a)	4,800	54,816
Yext, Inc.*	6,800	57,936

		57,473,939

See Notes to Financial Statements.

PGIM Balanced Fund 17

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs 0.0%
Safehold, Inc.	2,600	$40,274

Specialty Retail 1.6%
Abercrombie & Fitch Co. (Class A Stock)*	1,400	119,770
American Eagle Outfitters, Inc.	4,500	76,995
Arhaus, Inc.*	2,600	27,638
Asbury Automotive Group, Inc.*	730	178,449
Cartrade Tech Ltd. (India)*	1,472	40,620
Citi Trends, Inc.*	500	15,515
Clas Ohlson AB (Sweden) (Class B Stock)	2,847	111,915
Five Below, Inc.*	11,000	1,701,700
Group 1 Automotive, Inc.	550	240,631
Home Depot, Inc. (The)	10,858	4,399,553
JB Hi-Fi Ltd. (Australia)	5,958	457,263
Lowe’s Cos., Inc.	20,675	5,195,834
Petco Health & Wellness Co., Inc.*	5,600	21,672
Pop Mart International Group Ltd. (China), 144A	10,600	363,070
Sonic Automotive, Inc. (Class A Stock)	200	15,218
ThredUp, Inc. (Class A Stock)*	26,100	246,645
TJX Cos., Inc. (The)	21,400	3,093,156
Ulta Beauty, Inc.*	800	437,400
Urban Outfitters, Inc.*	900	64,287
Warby Parker, Inc. (Class A Stock)*	3,200	88,256
Yellow Hat Ltd. (Japan)	5,400	61,670

		16,957,257

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	125,554	31,969,815
Asustek Computer, Inc. (Taiwan)	3,000	66,277
Diebold Nixdorf, Inc.*	3,600	205,308
IonQ, Inc.*	1,600	98,400
Samsung Electronics Co. Ltd. (South Korea)	4,919	294,896
Xiaomi Corp. (China) (Class B Stock), 144A*	47,200	328,037

		32,962,733

Textiles, Apparel & Luxury Goods 0.1%
ANTA Sports Products Ltd. (China)	11,800	141,345
Asics Corp. (Japan)	3,600	94,203
Gunze Ltd. (Japan)	4,800	122,611
Kontoor Brands, Inc.	1,900	151,563
Movado Group, Inc.	3,100	58,807
OVS SpA (Italy), 144A	4,834	23,843
Wolverine World Wide, Inc.	900	24,696

		617,068

Tobacco 0.5%
Altria Group, Inc.	43,900	2,900,034
Imperial Brands PLC (United Kingdom)	22,111	939,307
Japan Tobacco, Inc. (Japan)	11,000	360,768
Philip Morris International, Inc.	4,300	697,460
Scandinavian Tobacco Group A/S (Denmark), 144A	25,568	352,892
Turning Point Brands, Inc.	400	39,544
Universal Corp.	3,200	178,784

		5,468,789

Trading Companies & Distributors 0.4%
AerCap Holdings NV (Ireland)	3,900	471,900
Finning International, Inc. (Canada)	6,000	278,724

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	11,200	$267,001
NPK International, Inc.*	21,800	246,558
Sumitomo Corp. (Japan)	25,800	746,471
Toyota Tsusho Corp. (Japan)	29,600	819,397
WESCO International, Inc.	8,600	1,818,900
Xometry, Inc. (Class A Stock)*	200	10,894

		4,659,845

Water Utilities 0.0%
California Water Service Group	500	22,945

Wireless Telecommunication Services 0.4%
Advanced Info Service PCL (Thailand)	15,800	141,935
Airtel Africa PLC (Nigeria), 144A	45,752	150,247
Bharti Airtel Ltd. (India)	25,856	546,841
Digicel International Finance Ltd. (Jamaica)*(x)	11,557	192,621
Etihad Etisalat Co. (Saudi Arabia)	7,865	141,768
Freenet AG (Germany)	2,185	69,907
Intelsat Emergence SA (Luxembourg)*^	4,226	—
Intelsat Emergence SA (Luxembourg)*	2,584	35,885
SoftBank Group Corp. (Japan)	1,500	189,271
T-Mobile US, Inc.	10,300	2,465,614

		3,934,089

TOTAL COMMON STOCKS (cost $407,650,913)		633,254,281

PREFERRED STOCKS 0.1%

Banks 0.0%

Citigroup Capital XIII, 10.942%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	90,510
Itau Unibanco Holding SA (Brazil)(PRFC)	39,610	290,475

		380,985

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	116,300

Household Products 0.0%

Henkel AG & Co. KGaA (Germany) (PRFC)	748	60,353

Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA (Brazil) (PRFC)	120,800	711,556

Technology Hardware, Storage & Peripherals 0.0%

Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,081	146,227

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	751	9,089

TOTAL PREFERRED STOCKS (cost $1,188,418)		1,424,510

See Notes to Financial Statements.

PGIM Balanced Fund 19

Schedule of Investments (continued)

as of September 30, 2025

Description	Units	Value

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	9,592	$—

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 5.2%

Automobiles 0.3%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30		400	413,695

Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	177,362
Series 2021-02, Class D, 144A	2.600	05/15/34		300	292,593
Series 2023-01, Class C, 144A	5.580	08/15/35		500	511,850

OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		89	89,030
Series 2021-01A, Class C, 144A	1.420	07/14/28		500	496,404
Series 2023-01A, Class B, 144A	5.810	02/14/31		1,000	1,023,422
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	412,148

					3,416,504

Collateralized Loan Obligations 3.1%

AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.695(c)	10/20/37		3,250	3,258,970

CIFC Funding Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A	0.000(cc)	10/15/38		2,850	2,851,248

CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.884(c)	05/22/32	EUR	1,237	1,452,444
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,237	1,423,294

Elmwood CLO Ltd. (Cayman Islands),
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025(c)	10/20/37		2,000	2,008,920

Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.018(c)	01/15/38		1,750	1,754,602

Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.626(c)	05/15/37	EUR	2,500	2,943,597

Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.231(c)	03/20/38		2,850	2,851,245

OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.637(c)	04/20/31		109	109,503

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.759(c)	10/15/34		3,500	3,508,086

St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.795(c)	04/22/35	EUR	3,317	3,882,024

THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.895(c)	07/20/37		2,000	2,008,007
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676(c)	04/15/37	EUR	1,750	2,058,306
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.518(c)	04/15/33		2,212	2,211,589

					32,321,835

Consumer Loans 0.5%

Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		1,000	1,008,004
Series 2025-02A, Class C, 144A	5.260	07/15/33		1,200	1,208,703
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59		45	46,111

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320%	04/21/31	100	$98,267
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31	700	677,607
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A	5.200	07/14/38	400	404,686
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	383	376,607
Series 2022-02A, Class D, 144A	6.550	10/14/34	800	802,142
Series 2023-02A, Class C, 144A	6.740	09/15/36	200	206,698
Series 2023-02A, Class D, 144A	7.520	09/15/36	200	206,579
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	124	123,356
Stream Innovations Issuer Trust,
Series 2025-01A, Class A, 144A	5.050	09/15/45	422	425,687

				5,584,447

Equipment 0.0%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	6	5,992

Home Equity Loans 0.9%

BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	346	350,659
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	139	140,510
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	396	395,600
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	778	785,550
EFMT,
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	365	369,816
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	577	581,566
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.089(c)	03/20/54	149	149,836
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	184	186,305
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	384	384,734
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	344	347,875
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	433	437,765
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	487	491,260
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	862	870,817
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	489	493,130
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	167	169,528
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	63	63,009
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	62	62,178
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	204	206,360
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	578	579,387
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	500,050
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	330	332,875
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	361	364,188
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	480	482,743
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	438	443,343

				9,189,084

Other 0.4%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.724(c)	10/16/28	600	601,716

See Notes to Financial Statements.

PGIM Balanced Fund 21

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)

Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250%	09/17/41	700	$680,472
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.956(c)	02/25/55	627	629,541
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43	400	400,054
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27	600	603,930
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.250(c)	03/17/42	696	697,733

				3,613,446

Student Loans 0.0%

Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	38	37,301
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	60	59,356
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	132	127,672
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	5	5,230
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	186	179,758

				409,317

TOTAL ASSET-BACKED SECURITIES (cost $53,745,663)				54,540,625

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.3%

BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	984,031
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,638,539
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.726(cc)	02/15/50	40,575	263,060
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,343,090
Series 2020-C07, Class XB, IO	1.083(cc)	04/15/53	4,900	198,567
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,658,093
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,380,928
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,693,290
Series 2019-B15, Class A2	2.914	12/15/72	371	352,931
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,447,069
BMO Mortgage Trust,
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,898,976
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	6.461(c)	11/15/38	780	779,186
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.841(c)	08/15/39	749	750,360
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.213(c)	10/15/36	1,350	1,344,938
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.775(c)	10/18/42	415	413,140
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,105,454
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class A4	2.620	08/10/56	1,600	1,506,619
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,284,945
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	210,776
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	25,455

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953%	09/15/37	1,600	$1,462,000
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	723	707,184
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015	05/10/49	661	657,536
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.469(cc)	03/25/26	1,924	7,453
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	1,100	1,112,224
GS Mortgage Securities Trust,
Series 2021-GSA03, Class XB, IO	0.736(cc)	12/15/54	35,000	1,202,898
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	5.765(c)	09/15/29	270	263,605
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,251,793
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,208,207
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,346,036
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	8.449(c)	03/15/39	500	497,875
NJ Trust,
Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	500	524,785
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	900	927,284
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	285,628
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	636,307
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,023	996,136
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,631,937
Series 2018-C09, Class A3	3.854	03/15/51	350	345,576
Series 2018-C14, Class A3	4.180	12/15/51	735	734,450
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162	03/15/59	550	547,945
Series 2016-C34, Class A3	2.834	06/15/49	800	795,367
Series 2016-C35, Class A3	2.674	07/15/48	782	774,613
Series 2016-NXS06, Class A3	2.642	11/15/49	1,486	1,476,915
Series 2017-C38, Class A4	3.190	07/15/50	621	611,548
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,043,451
Series 2018-C48, Class A4	4.037	01/15/52	1,622	1,611,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $47,465,322)				45,939,913

CORPORATE BONDS 13.4%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,846,098
Sr. Unsec’d. Notes	2.750	02/01/26	400	397,548
Sr. Unsec’d. Notes	3.625	03/01/48	555	401,149
Sr. Unsec’d. Notes	5.705	05/01/40	175	178,603
Sr. Unsec’d. Notes	5.930	05/01/60	280	280,353

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	500	500,305
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	35	36,521
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	49,969
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	30	31,236
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	38	38,082

RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	234,473

				3,994,337

See Notes to Financial Statements.

PGIM Balanced Fund 23

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.2%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557%	08/15/27	108	$106,812
Gtd. Notes	6.343	08/02/30	100	107,788
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,417,241
Gtd. Notes	5.931	02/02/29	30	31,473
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	750	757,200

				2,420,514

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	120	117,688
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	150,562
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	263,211
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.000	10/11/27	41	40,891
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	259,548
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	59,109

				891,009

Auto Manufacturers 0.5%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A	4.500	08/11/30	840	838,393
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	125	99,668
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	196,667
Sr. Unsec’d. Notes	2.900	02/16/28	425	404,002
Sr. Unsec’d. Notes	4.125	08/17/27	200	196,753
Sr. Unsec’d. Notes	7.350	03/06/30	385	412,037
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,180,638
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.400	06/23/32	480	493,646

				4,821,804

Auto Parts & Equipment 0.1%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	5.150	09/13/34	400	396,294
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,803
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	249,864
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	77,372
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	40	40,347
Sr. Unsec’d. Notes, 144A	6.250	08/15/33	25	25,557
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	725	725,954

				1,541,191

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 3.1%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875%	01/11/29	200	$198,231
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	589,779
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	429,323
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	158,556
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	207,124
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,826,615
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	114,152
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	351,066
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,087,103
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	616,273
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	1,075	1,107,196
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	714,217
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	622,048
Capital One NA,
Sr. Unsec’d. Notes	4.250	03/13/26	315	314,941
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	201,654
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	210,709
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	166,742
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	809,468
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	255,069
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	287,378
Sr. Unsec’d. Notes	3.700	01/12/26	200	199,548
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,494,314
Sr. Unsec’d. Notes	4.650	07/23/48	55	49,086
Sub. Notes	4.450	09/29/27	195	195,784
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	894,733
Deutsche Bank AG (Germany),
Sub. Notes	7.079(ff)	02/10/34	250	274,241
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	53,000
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	284,109
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	389,307
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	414,770
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,273,601
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,884
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	188,340
Sr. Unsec’d. Notes	3.850	01/26/27	410	408,940
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	95,104
Sub. Notes	6.750	10/01/37	275	307,904
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	990,317
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	340,833
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	108,255
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	452,546
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	142,501
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,583,919
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	85,213
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	251,909
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	473,739
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	237,614
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	887,381

See Notes to Financial Statements.

PGIM Balanced Fund 25

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.772%(ff)	01/24/29	1,173	$1,162,917
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	241,146
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	191,676
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	441,247
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	993,838
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	1,095	1,105,451
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	251,068
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	456,877
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	372,339
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	757,439
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,430,176
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	952,575

				32,751,285

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	147,580
Gtd. Notes	4.900	02/01/46	403	374,628

				522,208

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	355	359,359

Building Materials 0.1%

Griffon Corp.,
Gtd. Notes	5.750	03/01/28	425	424,752
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	160	156,400
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	145,053
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	20	20,785
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	287,702

				1,034,692

Chemicals 0.2%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	199,482
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	8.500	01/12/31	604	239,305
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44	50	48,124
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	16,310
Sr. Unsec’d. Notes	9.400	05/15/39	31	40,472
FMC Corp.,
Sr. Unsec’d. Notes(a)	5.650	05/18/33	400	399,753
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	245	249,009

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		413	$449,654
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	198,900
Gtd. Notes	6.500	09/27/28		200	199,062
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33		60	60,166

					2,100,237

Commercial Services 0.2%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	131,726
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		220	228,646
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	216,520
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		20	23,324
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	59,276
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56		270	188,946
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32		210	213,632
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32		80	81,166
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52		279	196,068
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119		55	36,139
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	185,274
Gtd. Notes	3.875	02/15/31		62	58,637
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30		595	531,738

					2,151,092

Computers 0.0%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30		200	185,823
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		131	141,837

					327,660

Diversified Financial Services 0.2%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		320	341,909
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	120,000
Gtd. Notes, 144A	6.000	01/15/27		400	400,000
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		350	336,472
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		325	314,696
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	6.150	12/06/28		200	209,724

					1,722,801

See Notes to Financial Statements.

PGIM Balanced Fund 27

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 1.3%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365%	06/15/26	335	$337,512
Arizona Public Service Co.,
Sr. Unsec’d. Notes(a)	5.700	08/15/34	1,290	1,352,106
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37	120	129,489
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	100	95,253
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	174,327
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	148,599
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	224,286
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	136,585
General Ref. Mortgage, Series Z	2.400	09/01/26	170	167,559
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	440	433,453
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	587,109
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	484,806
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	59,621
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	207,454
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	140,426
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	385	382,298
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.500	07/12/31	1,190	1,062,351
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	205,708
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	450	481,639
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	314,092
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	45	49,137
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	32,700
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	287,821
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	231,127
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,101
Gtd. Notes, 144A	3.375	02/15/29	50	47,287
Gtd. Notes, 144A	3.625	02/15/31	125	115,551
Gtd. Notes, 144A	3.875	02/15/32	275	253,589
Gtd. Notes, 144A	5.250	06/15/29	225	224,439
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	81,883
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	123,994
Sr. Unsec’d. Notes	4.150	04/01/48	175	138,772
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	194,616
Sr. Sec’d. Notes	3.250	06/01/31	510	469,271
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	50	51,470
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	29,659

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800%	05/01/37		125	$133,685
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48		230	186,407
Southern California Edison Co.,
First Mortgage	5.300	03/01/28		490	499,507
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47		250	188,656
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,083,933
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	202,937
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	664,929
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		150	164,680
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27		550	550,206
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41		105	94,616

					13,275,646

Engineering & Construction 0.2%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33		20	20,455
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	315,180
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	328,123
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		85	88,915
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	173,500
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,336
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	173,202
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	347,000
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		80	75,005
Gtd. Notes, 144A	5.625	01/31/34		85	84,696

					1,805,412

Entertainment 0.1%

Brightstar Lottery PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	201,250
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	128,592
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		200	194,574
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	7.125	02/15/31		140	150,999

					675,415

Environmental Control 0.0%

GFL Environmental, Inc.,
Gtd. Notes, 144A	6.750	01/15/31		80	83,700

Foods 0.2%

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	314,220

See Notes to Financial Statements.

PGIM Balanced Fund 29

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

B&G Foods, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	8.000%	09/15/28		125	$121,185
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	269	319,767
Sr. Sec’d. Notes	8.125	05/14/30	GBP	350	448,944
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	6.500	12/01/52		260	273,764
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A	6.250	03/01/56		266	272,686
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	72,033
Gtd. Notes, 144A	4.375	01/31/32		200	188,986

					2,011,585

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		350	349,913
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	542,894
Sr. Unsec’d. Notes	4.800	02/15/44		40	36,388
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		740	721,799

					1,650,994

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		400	385,999

Healthcare-Services 0.6%

Cigna Group (The),

Gtd. Notes	4.500	02/25/26		631	630,676
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		200	191,572
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	76,779
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	40,572
Sr. Unsec’d. Notes	4.650	01/15/43		30	26,890
HCA, Inc.,
Gtd. Notes, MTN	7.750	07/15/36		400	468,694
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	325,572
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	117,364
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	365,703
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30		1,110	1,110,439
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50		155	110,098
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31		1,155	1,033,338
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	177,787
Unsec’d. Notes, Series H	2.746	10/01/26		50	49,197
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		450	437,790
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.500	04/15/33		75	74,171

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.200%	04/15/63	1,475	$1,350,439
Sr. Unsec’d. Notes	5.300	06/15/35	15	15,506

				6,602,587

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	790	844,905

Home Builders 0.2%

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	600	562,362
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	149,152
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	652,111
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	507,167
Gtd. Notes, 144A	5.875	06/15/27	90	91,088

				1,961,880

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	59,465
Sr. Unsec’d. Notes(a)	6.625	05/15/32	25	24,671
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	225	207,677

				291,813

Insurance 0.2%

CNA Financial Corp.,
Sr. Unsec’d. Notes	5.125	02/15/34	150	151,384
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	12/07/33	875	929,000

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	81,446
Gtd. Notes, 144A	3.951	10/15/50	180	137,718
Gtd. Notes, 144A	4.569	02/01/29	350	352,221
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	118,070
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	22,818
New York Life Insurance Co.,
Sub. Notes, 144A	6.750	11/15/39	110	125,032
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	13,716
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	199,278
Sub. Notes, 144A	6.850	12/16/39	22	25,180

				2,155,863

Internet 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	66	67,605

See Notes to Financial Statements.

PGIM Balanced Fund 31

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.0%

Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875%	07/15/32	200	$209,052
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	95	96,880
Gtd. Notes, 144A(a)	7.375	05/01/33	55	56,136
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	50	50,651

				412,719

Leisure Time 0.1%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	170	170,000
Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	245,593
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	125	127,246
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	225	225,009
Sr. Unsec’d. Notes, 144A	5.875	10/15/33	60	60,075

				827,923

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	300	274,504
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	556,440
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	827,655
MGM Resorts International,
Gtd. Notes	6.500	04/15/32	195	198,729

				1,857,328

Machinery-Diversified 0.0%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,101
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	125	132,603
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	89	90,261

				274,965

Media 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	100	92,129
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	375	372,559
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	103,633
Sr. Sec’d. Notes	6.384	10/23/35	110	115,183
Sr. Sec’d. Notes	6.484	10/23/45	172	169,899
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	14,830
Gtd. Notes	5.500	05/15/64	700	658,924
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	1,380	1,374,089
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	85,513
Gtd. Notes	7.375	07/01/28	100	92,130
Gtd. Notes	7.750	07/01/26	475	471,553

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27		400	$423,375
Time Warner Cable LLC,
Sr. Sec’d. Notes	4.500	09/15/42		320	256,836
Sr. Sec’d. Notes	5.500	09/01/41		140	128,199
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	227,907
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	372,080

					4,958,839

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		280	289,796
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		75	77,139
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	202,600
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34		445	464,235
Novelis Corp.,
Gtd. Notes, 144A	6.375	08/15/33		150	151,555
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes	7.500	07/27/35		95	112,416

					1,297,741

Miscellaneous Manufacturing 0.0%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		450	452,224

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		50	51,201

Oil & Gas 0.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		450	411,156
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		79	95,140
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.500	02/15/37		950	1,029,788
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		190	175,425
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		50	51,857
Gtd. Notes, 144A	8.625	11/01/30		50	51,755
Gtd. Notes, 144A	8.750	07/01/31		100	102,485
ConocoPhillips Co.,
Gtd. Notes	3.758	03/15/42		150	123,295
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.625	04/01/32		305	303,203
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41		35	33,728
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	69,680
Sr. Unsec’d. Notes	8.625	01/19/29		525	569,992
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35		120	111,449

See Notes to Financial Statements.

PGIM Balanced Fund 33

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Expand Energy Corp.,
Gtd. Notes	4.750%	02/01/32		200	$196,613
Gtd. Notes, 144A	5.875	02/01/29		125	125,504
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	49,351
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		135	133,042
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	48,232
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	144,477
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.955(c)	09/30/29		16	15,973
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		65	63,891
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		54	53,243
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		175	177,921
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	330	440,599
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		49	48,706
Gtd. Notes	6.500	03/13/27		883	893,375
Gtd. Notes	6.625	06/15/38		42	38,026
Gtd. Notes	6.700	02/16/32		768	761,280
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	231,948
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	287,672
Gtd. Notes, MTN	8.750	06/02/29		180	194,265
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26		360	358,012
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		70	69,045
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	878,255

					8,391,626

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	334,600

Packaging & Containers 0.1%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		780	724,381
Ball Corp.,
Gtd. Notes	2.875	08/15/30		175	158,986
Gtd. Notes	5.500	09/15/33		130	131,426
Gtd. Notes	6.000	06/15/29		250	255,889
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/32		75	77,034
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		25	25,350

					1,373,066

Pharmaceuticals 0.4%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.550	03/15/35		430	423,319
Sr. Unsec’d. Notes	4.700	05/14/45		740	679,039
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28		125	124,871
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		150	128,625

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.000%	02/15/29	75	$56,250
Gtd. Notes, 144A	5.250	01/30/30	50	35,125
Gtd. Notes, 144A	5.250	02/15/31	350	229,250
Gtd. Notes, 144A	6.250	02/15/29	50	39,841
Gtd. Notes, 144A	7.000	01/15/28	250	222,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	44,813
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	766,779
Sr. Unsec’d. Notes	4.300	03/25/28	359	359,220
Sr. Unsec’d. Notes	5.125	07/20/45	357	323,903
Sr. Unsec’d. Notes	5.300	12/05/43	45	42,104
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	200	174,993
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	189,713
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	800	665,448
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	40	27,286

				4,533,079

Pipelines 0.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	6.625	02/01/32	70	72,122
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	346,842
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	10	8,753
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	613,700
Sr. Unsec’d. Notes	4.950	06/15/28	210	213,602
Sr. Unsec’d. Notes	5.000	05/15/50	170	145,555
Sr. Unsec’d. Notes	5.300	04/15/47	500	451,927
Sr. Unsec’d. Notes	6.400	12/01/30	150	162,556
Sr. Unsec’d. Notes	6.550	12/01/33	80	87,573
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	185	170,366
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	321,342
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	145,876
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	578,436
Sr. Unsec’d. Notes	4.500	04/15/38	175	158,422
Sr. Unsec’d. Notes	4.700	04/15/48	195	163,294
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,982
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	209,962
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	250	204,199
Gtd. Notes	4.950	10/15/32	865	865,515
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	163,871
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	273,718
Gtd. Notes, 144A	6.000	12/31/30	125	123,456
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	28,740

See Notes to Financial Statements.

PGIM Balanced Fund 35

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global Calcasieu Pass LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	4.125%	08/15/31	30	$28,328
Sr. Sec’d. Notes, 144A	6.250	01/15/30	275	286,817
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	245	242,568
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,150,775
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,441
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	198,650
Sr. Unsec’d. Notes	5.150	03/15/34	340	345,517
Sr. Unsec’d. Notes	5.400	03/02/26	430	431,937
Sr. Unsec’d. Notes	5.400	03/04/44	175	170,130

				8,399,972

Real Estate 0.1%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	65	65,969
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	335,770
Gtd. Notes, 144A	5.375	08/01/28	275	274,483

				676,222

Real Estate Investment Trusts (REITs) 0.8%

American Tower Corp.,
Sr. Unsec’d. Notes(a)	1.875	10/15/30	620	548,202
Sr. Unsec’d. Notes	5.200	02/15/29	235	241,701
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	428,856
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	338,418
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	44,192
Sr. Unsec’d. Notes	4.750	02/15/28	350	333,585
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	290,167
Gtd. Notes	5.250	12/15/32	950	977,630
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.950	01/15/33	980	985,123
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	26,614
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	788,604
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	205	210,857
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	350	327,691
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	5.250	10/15/28	45	45,006
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	1,395	1,261,842
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	732	770,430
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	545	455,266

				8,074,184

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail 0.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.125%	06/15/29		100	$102,417
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31		185	161,077
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	120,368
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	136,754
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		225	235,412
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	642,851
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	438,732
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34		345	347,513
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	214,931
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		100	103,883
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		325	324,629

					2,828,567

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.900	07/15/32		380	388,628
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,617,930

					2,006,558

Software 0.1%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		105	107,620
Gtd. Notes, 144A	9.250	06/01/30		55	56,801
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28		620	637,439

					801,860

Telecommunications 0.6%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,240	1,085,355
Sr. Unsec’d. Notes	2.550	12/01/33		129	109,886
Sr. Unsec’d. Notes	3.550	09/15/55		115	79,203
Sr. Unsec’d. Notes	4.500	05/15/35		125	120,609
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		42	4
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		30	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		340	348,823
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29		125	137,533
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	6.875	06/30/33		140	142,733
Maya SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	202,954
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34		1,065	1,080,710
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		300	365,277

See Notes to Financial Statements.

PGIM Balanced Fund 37

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon or PIK 11.750%	11.750%	03/01/28	GBP	119	$12,377
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,734,302
Gtd. Notes	2.625	02/15/29		275	261,057
Gtd. Notes	3.750	04/15/27		75	74,559
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A	5.401	07/02/37		4	4,064
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	383,377
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	62,201

					6,205,024

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28		135	144,232
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37		170	187,714
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	189,704
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		380	369,179
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		25	26,077
Gtd. Notes, 144A	7.125	02/01/32		80	84,006

					1,000,912

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550	05/01/28		485	499,297
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		305	318,479

					817,776

TOTAL CORPORATE BONDS
(cost $145,505,518)					142,027,979

FLOATING RATE AND OTHER LOANS 0.1%

Auto Parts & Equipment 0.0%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.913(c)	01/28/32		100	99,750

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		37	31,881

Leisure Time 0.1%

ClubCorp Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000%^	9.163(c)	07/09/32		120	119,444
International Park Holdings BV (Netherlands),
2025 Facility B, 3 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	375	432,564

					552,008

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 0.0%

Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.502%(c)	04/23/30	199	$200,990

TOTAL FLOATING RATE AND OTHER LOANS (cost $833,007)				884,629

MUNICIPAL BONDS 0.2%

Alabama 0.0%

Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	34,828

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	232,659
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	245,412
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,557

				495,628

Illinois 0.0%

Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	178,417
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	87	88,314

				266,731

Michigan 0.1%
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	322,914
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	354,319
Taxable, Revenue Bonds, Series B	2.437	04/01/40	215	160,813

				838,046

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	198,973

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	64,359

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	79,101

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	60,908

TOTAL MUNICIPAL BONDS (cost $2,227,604)				2,038,574

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.0%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	922	888,361

See Notes to Financial Statements.

PGIM Balanced Fund 39

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	5.111%(cc)	02/25/35		4	$3,740
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.506(c)	01/26/32		17	17,414
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	6.522(cc)	02/25/37		6	5,658
CIM Trust,
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		420	424,300
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	9.170(cc)	09/25/62		222	222,263
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70		587	591,631
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		454	458,084
Connecticut Avenue Securities Trust,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.356(c)	11/25/41		84	84,946
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.606(c)	03/25/42		105	112,154
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.606(c)	03/25/42		90	95,167
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57		148	142,873
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		292	281,110
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		496	495,489
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.806(c)	04/25/34		107	107,941
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		396	398,688
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		744	750,603
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42		475	473,488
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.356(c)	11/25/50		250	276,562
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.006(c)	01/25/34		31	31,074
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.756(c)	10/25/41		200	204,498
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.456(c)	09/25/41		300	301,593
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.706(c)	12/25/41		200	202,000
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.256(c)	04/25/42		100	102,875
Freddie Mac REMIC,
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		1,159	1,179,040
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		674	685,096
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65		459	463,121
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		483	483,307
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.156(c)	01/25/34		20	19,918
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.193(cc)	07/25/35		1	1,420
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		327	329,621
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		589	593,504
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.993(c)	01/24/63	EUR	260	304,910
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66		104	104,252
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		956	954,620
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	251,650
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		600	604,204
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.026(c)	05/26/66	EUR	352	413,889
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		8	7,901
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.022(c)	01/25/48		37	36,357

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust, (cont’d.)
Series 2025-NQM04, Class A1, 144A	0.000%(cc)	07/25/65		488	$491,644
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.256(c)	04/25/34		121	121,750
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.922(c)	06/25/57		33	32,545
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		291	293,639
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		583	587,248
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		1,154	1,163,812
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.856(c)	05/25/33		958	969,242
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.690(c)	03/29/27		613	619,415
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		447	428,868
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		540	540,758
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		692	678,453
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		612	600,019
PRPM Trust,
Series 2025-NQM04, Class A1, 144A	4.980(cc)	07/25/70		600	598,900
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.056(c)	11/25/31		116	117,458
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.056(c)	07/25/33		68	68,706
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		569	574,777
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.708(c)	06/24/71	EUR	86	101,231
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.336(cc)	02/25/34		6	6,076
Verus Securitization Trust,
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		300	299,307

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $21,174,164)					21,399,170

SOVEREIGN BONDS 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	181,450
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	660	772,936
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	180	208,582
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	449,240
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	198,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28		370	365,560
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	300	335,450
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	234,223
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	703	820,714
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		200	211,562
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	98,504
Romanian Government International Bond (Romania),
Bonds, 144A	6.625	05/16/36		390	395,620
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		400	407,500
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	744,475
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	97,869
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	397	465,806

See Notes to Financial Statements.

PGIM Balanced Fund 41

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes	6.250%	05/26/28		200	$208,100
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	117,332
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	208,100

TOTAL SOVEREIGN BONDS (cost $6,107,354)					6,521,023

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.5%
Federal Home Loan Bank	5.500	07/15/36		135	147,618
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,298	1,162,752
Federal Home Loan Mortgage Corp.	2.000	12/01/50		433	351,991
Federal Home Loan Mortgage Corp.	2.000	04/01/51		295	239,430
Federal Home Loan Mortgage Corp.	2.500	09/01/46		324	279,322
Federal Home Loan Mortgage Corp.	2.500	08/01/50		456	388,119
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,657	1,402,168
Federal Home Loan Mortgage Corp.	2.500	05/01/51		360	306,218
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,432	1,209,703
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,921	1,630,514
Federal Home Loan Mortgage Corp.	2.500	07/01/51		705	597,692
Federal Home Loan Mortgage Corp.	2.500	07/01/51		910	772,315
Federal Home Loan Mortgage Corp.	2.500	08/01/51		527	452,795
Federal Home Loan Mortgage Corp.	2.500	01/01/52		446	382,490
Federal Home Loan Mortgage Corp.	2.500	04/01/52		457	391,890
Federal Home Loan Mortgage Corp.	3.000	11/01/51		478	422,345
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,033	921,628
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,634	1,439,973
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,533	1,350,514
Federal Home Loan Mortgage Corp.	3.500	03/01/52		744	684,198
Federal Home Loan Mortgage Corp.	3.500	05/01/52		1,639	1,499,711
Federal Home Loan Mortgage Corp.	4.000	05/01/52		297	280,989
Federal Home Loan Mortgage Corp.	4.500	10/01/39		46	46,586
Federal Home Loan Mortgage Corp.	4.500	06/01/52		922	898,743
Federal Home Loan Mortgage Corp.	5.000	04/01/34		4	4,037
Federal Home Loan Mortgage Corp.	5.000	05/01/34		9	8,892
Federal Home Loan Mortgage Corp.	5.000	10/01/35		12	12,484
Federal Home Loan Mortgage Corp.	5.000	11/01/41		100	102,748
Federal Home Loan Mortgage Corp.	5.500	12/01/33		8	8,398
Federal Home Loan Mortgage Corp.	5.500	05/01/34		1	1,359
Federal Home Loan Mortgage Corp.	5.500	07/01/34		19	19,678
Federal Home Loan Mortgage Corp.	5.500	05/01/37		3	3,521
Federal Home Loan Mortgage Corp.	5.500	10/01/37		6	6,415
Federal Home Loan Mortgage Corp.	5.500	09/01/54		619	624,307
Federal Home Loan Mortgage Corp.	5.500	01/01/55		1,934	1,950,914
Federal Home Loan Mortgage Corp.	5.500	04/01/55		979	987,053
Federal Home Loan Mortgage Corp.	5.500	05/01/55		489	492,991
Federal Home Loan Mortgage Corp.	6.000	01/01/34		10	10,789
Federal Home Loan Mortgage Corp.	6.000	11/01/52		610	626,685
Federal Home Loan Mortgage Corp.	6.000	12/01/52		480	493,235
Federal Home Loan Mortgage Corp.	6.000	12/01/54		1,641	1,676,861
Federal Home Loan Mortgage Corp.	7.000	05/01/32		3	2,888
Federal National Mortgage Assoc.	1.500	02/01/51		910	699,088
Federal National Mortgage Assoc.	1.500	03/01/51		1,427	1,096,777
Federal National Mortgage Assoc.	1.500	06/01/51		869	667,998
Federal National Mortgage Assoc.	2.000	TBA		500	402,980
Federal National Mortgage Assoc.	2.000	TBA		2,500	2,014,411
Federal National Mortgage Assoc.	2.000	06/01/50		1,510	1,230,762
Federal National Mortgage Assoc.	2.000	11/01/50		2,541	2,069,081
Federal National Mortgage Assoc.	2.000	12/01/50		1,121	912,693
Federal National Mortgage Assoc.	2.000	04/01/51		3,587	2,904,938
Federal National Mortgage Assoc.	2.500	TBA		500	421,170
Federal National Mortgage Assoc.	2.500	TBA		1,000	842,574
Federal National Mortgage Assoc.	2.500	06/01/50		424	361,343

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	10/01/50	1,700	$1,439,808
Federal National Mortgage Assoc.	2.500	01/01/51	1,384	1,175,734
Federal National Mortgage Assoc.	2.500	02/01/51	459	389,136
Federal National Mortgage Assoc.	2.500	03/01/51	916	776,297
Federal National Mortgage Assoc.	2.500	07/01/51	1,994	1,690,411
Federal National Mortgage Assoc.	2.500	12/01/51	488	413,850
Federal National Mortgage Assoc.	2.500	02/01/52	415	356,850
Federal National Mortgage Assoc.	2.500	03/01/52	556	476,918
Federal National Mortgage Assoc.	3.000	02/01/47	813	747,416
Federal National Mortgage Assoc.	3.000	12/01/51	1,170	1,035,515
Federal National Mortgage Assoc.	3.000	02/01/52	369	325,371
Federal National Mortgage Assoc.(k)	3.000	03/01/52	2,306	2,030,516
Federal National Mortgage Assoc.	3.500	11/01/42	1,016	960,547
Federal National Mortgage Assoc.	3.500	07/01/47	95	89,545
Federal National Mortgage Assoc.	3.500	01/01/52	330	303,486
Federal National Mortgage Assoc.	3.500	02/01/52	1,019	937,585
Federal National Mortgage Assoc.	3.500	04/01/52	1,357	1,241,868
Federal National Mortgage Assoc.	3.500	06/01/52	300	275,314
Federal National Mortgage Assoc.	4.000	04/01/52	1,467	1,383,938
Federal National Mortgage Assoc.	4.000	05/01/52	2,974	2,810,645
Federal National Mortgage Assoc.	4.500	09/01/39	36	36,325
Federal National Mortgage Assoc.	4.500	08/01/40	32	32,524
Federal National Mortgage Assoc.	4.500	02/01/44	45	45,362
Federal National Mortgage Assoc.	4.500	08/01/44	106	105,379
Federal National Mortgage Assoc.	4.500	01/01/45	85	84,745
Federal National Mortgage Assoc.	4.500	05/01/52	384	374,411
Federal National Mortgage Assoc.	4.500	06/01/52	1,788	1,743,046
Federal National Mortgage Assoc.	5.000	07/01/35	8	8,392
Federal National Mortgage Assoc.	5.000	02/01/36	18	18,034
Federal National Mortgage Assoc.	5.000	06/01/52	349	348,158
Federal National Mortgage Assoc.	5.000	07/01/52	1,914	1,907,668
Federal National Mortgage Assoc.	5.000	08/01/52	560	558,551
Federal National Mortgage Assoc.	5.500	TBA	1,500	1,511,361
Federal National Mortgage Assoc.	5.500	06/01/33	3	3,202
Federal National Mortgage Assoc.	5.500	08/01/33	8	7,946
Federal National Mortgage Assoc.	5.500	09/01/33	6	5,819
Federal National Mortgage Assoc.	5.500	09/01/33	16	15,773
Federal National Mortgage Assoc.	5.500	01/01/34	6	5,778
Federal National Mortgage Assoc.	5.500	01/01/34	7	7,374
Federal National Mortgage Assoc.	5.500	07/01/34	13	13,739
Federal National Mortgage Assoc.	5.500	08/01/52	240	242,784
Federal National Mortgage Assoc.	5.500	11/01/52	3,183	3,233,030
Federal National Mortgage Assoc.	5.500	12/01/54	501	504,882
Federal National Mortgage Assoc.	5.500	02/01/55	957	965,706
Federal National Mortgage Assoc.	5.500	06/01/55	282	284,511
Federal National Mortgage Assoc.	5.500	07/01/55	2,227	2,245,991
Federal National Mortgage Assoc.	6.000	01/01/34	2	2,484
Federal National Mortgage Assoc.	6.000	01/01/34	54	57,078
Federal National Mortgage Assoc.	6.000	02/01/34	4	3,757
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,497
Federal National Mortgage Assoc.	6.000	11/01/34	6	6,707
Federal National Mortgage Assoc.	6.000	11/01/34	13	13,010
Federal National Mortgage Assoc.	6.000	11/01/34	16	16,357
Federal National Mortgage Assoc.	6.000	01/01/35	28	28,294
Federal National Mortgage Assoc.	6.000	02/01/35	17	17,579
Federal National Mortgage Assoc.	6.000	08/01/36	4	4,368
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,734
Federal National Mortgage Assoc.	6.000	11/01/52	784	804,651
Federal National Mortgage Assoc.	6.000	12/01/52	172	176,445
Federal National Mortgage Assoc.	6.000	04/01/53	354	363,147
Federal National Mortgage Assoc.	6.000	12/01/54	268	273,837
Federal National Mortgage Assoc.	6.500	07/01/29	1	735

See Notes to Financial Statements.

PGIM Balanced Fund 43

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	07/01/32	6		$6,434
Federal National Mortgage Assoc.	6.500	04/01/33	3		3,642
Federal National Mortgage Assoc.	6.500	01/01/34	3		3,357
Federal National Mortgage Assoc.	6.500	10/01/36	6		6,516
Federal National Mortgage Assoc.	6.500	09/01/37	26		27,579
Federal National Mortgage Assoc.	6.500	10/01/37	24		24,941
Federal National Mortgage Assoc.	6.500	01/01/53	79		81,318
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200		226,119
Federal National Mortgage Assoc.	7.000	06/01/32	3		3,140
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		511,811
Federal National Mortgage Assoc.	7.500	09/01/30	—	(r)	266
Federal National Mortgage Assoc.	8.500	02/01/28	—	(r)	86
Government National Mortgage Assoc.	2.000	12/20/50	995		822,369
Government National Mortgage Assoc.	2.000	02/20/51	466		385,574
Government National Mortgage Assoc.	2.500	09/20/50	815		702,552
Government National Mortgage Assoc.	2.500	03/20/51	458		394,346
Government National Mortgage Assoc.	2.500	09/20/51	488		420,176
Government National Mortgage Assoc.	3.000	09/20/43	76		69,449
Government National Mortgage Assoc.	3.000	01/20/44	24		21,850
Government National Mortgage Assoc.	3.000	03/15/45	49		44,264
Government National Mortgage Assoc.	3.000	05/20/45	72		65,134
Government National Mortgage Assoc.	3.000	08/20/45	135		121,883
Government National Mortgage Assoc.	3.000	06/20/46	143		130,014
Government National Mortgage Assoc.	3.000	03/20/47	81		73,647
Government National Mortgage Assoc.	3.000	12/20/48	410		369,823
Government National Mortgage Assoc.	3.000	06/20/51	473		422,576
Government National Mortgage Assoc.	3.000	08/20/51	1,494		1,334,974
Government National Mortgage Assoc.(k)	3.500	12/20/51	1,819		1,669,550
Government National Mortgage Assoc.	3.500	01/20/52	841		774,023
Government National Mortgage Assoc.	3.500	03/20/52	474		436,822
Government National Mortgage Assoc.	3.500	04/20/52	515		472,022
Government National Mortgage Assoc.	4.000	03/20/52	91		86,296
Government National Mortgage Assoc.	4.000	04/20/52	689		653,584
Government National Mortgage Assoc.	4.000	08/20/52	847		803,980
Government National Mortgage Assoc.	4.500	08/20/52	2,493		2,436,598
Government National Mortgage Assoc.	5.000	10/20/37	7		6,703
Government National Mortgage Assoc.	5.000	04/20/45	35		35,273
Government National Mortgage Assoc.	5.000	09/20/52	396		395,970
Government National Mortgage Assoc.	5.500	TBA	500		503,370
Government National Mortgage Assoc.	5.500	07/15/33	7		6,600
Government National Mortgage Assoc.	5.500	12/15/33	3		2,568
Government National Mortgage Assoc.	5.500	09/15/34	64		64,370
Government National Mortgage Assoc.	5.500	01/15/36	21		22,123
Government National Mortgage Assoc.	5.500	11/20/52	419		423,108
Government National Mortgage Assoc.	6.000	02/20/53	353		361,275
Government National Mortgage Assoc.	6.000	06/20/53	321		328,369
Government National Mortgage Assoc.	6.500	TBA	1,000		1,026,943
Government National Mortgage Assoc.	6.500	07/15/32	1		616
Government National Mortgage Assoc.	6.500	08/15/32	—	(r)	151
Government National Mortgage Assoc.	6.500	08/15/32	—	(r)	463
Government National Mortgage Assoc.	6.500	08/15/32	1		765
Government National Mortgage Assoc.	6.500	08/15/32	4		3,904
Government National Mortgage Assoc.	7.000	05/15/31	2		1,589
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		102,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $90,423,800)					89,755,032

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds	2.375	02/15/42	7,265		5,381,776
U.S. Treasury Bonds	3.000	11/15/44	460		359,878
U.S. Treasury Bonds	3.250	05/15/42	2,335		1,961,765
U.S. Treasury Bonds	4.000	11/15/42	255		235,756

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds(k)	4.750%	11/15/43	685	$692,278
U.S. Treasury Strips Coupon(k)	2.165(s)	11/15/43	5,955	2,445,136
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	550	232,220
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	34,622
U.S. Treasury Strips Coupon	3.934(s)	11/15/41	645	297,696
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	14,261
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	19,165
U.S. Treasury Strips Coupon	4.684(s)	11/15/42	735	319,652
U.S. Treasury Strips Coupon	4.686(s)	11/15/40	2,835	1,385,361
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	53,623
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	55	20,340

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,099,972)				13,453,529

TOTAL LONG-TERM INVESTMENTS (cost $812,336,729)				1,032,223,268

			Shares

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUNDS 3.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)			29,533,351	29,533,351
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $9,634,898; includes $9,572,692 of cash collateral for securities on loan)(b)(wa)			9,642,563	9,636,777

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,168,249)				39,170,128

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $962,492)	3.963%	12/11/25	970	962,635

OPTIONS PURCHASED*~ 0.0% (cost $13,197)				2,447

TOTAL SHORT-TERM INVESTMENTS (cost $40,143,938)				40,135,210

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5% (cost $852,480,667)				1,072,358,478

OPTIONS WRITTEN*~ (0.0)% (premiums received $107,613)				(65,197)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.5% (cost $852,373,054)				1,072,293,281
Liabilities in excess of other assets(z) (1.5)%				(16,222,491)

NET ASSETS 100.0%				$1,056,070,790

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

See Notes to Financial Statements.

PGIM Balanced Fund 45

Schedule of Investments (continued)

as of September 30, 2025

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ADR—American Depositary Receipt

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CA—Credit Agricole Securities Inc.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

CVA—Certificate Van Aandelen (Bearer)

DAC—Designated Activity Company

DB—Deutsche Bank AG

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S&P—Standard & Poor’s

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

See Notes to Financial Statements.

46

UAG—UBS AG

USOIS—United States Overnight Index Swap

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $753,769 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,433,330; cash collateral of $9,572,692 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x)	Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Diamond Sports Group LLC*	01/02/25	$13,433	$52,572	0.0%

Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	4	4	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0

Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,640	9,089	0.0

Digicel International Finance Ltd. (Jamaica)*	01/29/24-03/12/25	13,986	192,621	0.0

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	340,000	348,823	0.1

Total		$370,066	$603,109	0.1%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at September 30, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $10,649)^	11	$10,649	$—	$—

Unfunded loan commitments outstanding at September 30, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $7,740)^	8	$7,790	$50	$—

ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $12,900)^	13	12,983	83	—

Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $300,000)	300	303,000	3,000	—

		$323,773	$3,133	$—

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Government National Mortgage Assoc. (proceeds receivable $466,250)	4.000%	TBA	10/20/25	$(500)	$(470,049)

See Notes to Financial Statements.

PGIM Balanced Fund 47

Schedule of Investments (continued)

as of September 30, 2025

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR (cost $507)	Call	12/12/25	$99.75	36	90	$225

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30	—		3,757	$48

2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30	—		7,515	96

Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00	—	EUR	241	1

Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00	—	EUR	209	—

Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00	—	EUR	208	—

Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00	—	EUR	208	38

Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00	—	EUR	412	162

Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00	—	EUR	725	428

Currency Option USD vs BRL	Call	MSI	10/09/25	6.50	—		244	1

Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00	—		238	15

Currency Option USD vs CNH	Call	CITI	12/05/25	7.70	—		1,911	14

Currency Option USD vs JPY	Call	MSI	10/07/25	160.00	—		239	—

Currency Option USD vs JPY	Call	MSI	10/14/25	165.00	—		239	—

Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00	—		98	—

Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00	—		632	—

Currency Option USD vs TRY	Call	JPM	10/02/25	43.75	—		476	4

Currency Option USD vs TRY	Call	CITI	10/02/25	99.00	—		476	—

Currency Option USD vs TRY	Call	JPM	10/07/25	99.00	—		836	25

Currency Option USD vs TRY	Call	JPM	10/15/25	99.00	—		245	46

Currency Option USD vs TRY	Call	CITI	10/16/25	99.00	—		491	127

Currency Option USD vs TRY	Call	JPM	11/11/25	99.00	—		244	340

Currency Option USD vs TWD	Call	MSI	10/16/25	33.00	—		245	2

Currency Option USD vs TWD	Call	JPM	10/22/25	33.00	—		243	5

Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00	—		245	2

Currency Option EUR vs USD	Put	CITI	10/10/25	1.10	—	EUR	208	—

Currency Option USD vs CNH	Put	CITI	12/05/25	6.90	—		1,911	817

Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,447	1

Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		400	—

Currency Option USD vs JPY	Put	CITI	10/09/25	130.00	—		366	—

Currency Option USD vs JPY	Put	DB	10/15/25	130.00	—		368	—

Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00	—		98	46

Currency Option USD vs TWD	Put	MSI	10/09/25	26.00	—		220	—

Currency Option USD vs TWD	Put	MSI	10/09/25	27.00	—		244	—

Currency Option USD vs TWD	Put	MSI	11/12/25	22.00	—		498	1

Currency Option USD vs TWD	Put	MSI	11/19/25	23.00	—		237	1

Currency Option USD vs TWD	Put	MSI	11/21/25	20.00	—		119	—

Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00	—		162	2

Total OTC Traded (cost $12,690)								$2,222

Total Options Purchased (cost $13,197)								$2,447

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR (premiums received $76)	Call	12/12/25	$99.25	16	40	$(100)

See Notes to Financial Statements.

48

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00	—	EUR	241	$(447)

Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27	—	EUR	209	(697)

Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25	—	EUR	208	(1,526)

Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00	—	EUR	208	(871)

Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50	—	EUR	412	(3,363)

Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00	—	EUR	725	(7,567)

Currency Option USD vs BRL	Call	MSI	10/09/25	5.55	—		244	(137)

Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70	—		238	(620)

Currency Option USD vs CNH	Call	CITI	12/05/25	7.22	—		1,911	(1,229)

Currency Option USD vs JPY	Call	MSI	10/07/25	148.50	—		239	(769)

Currency Option USD vs JPY	Call	MSI	10/14/25	145.00	—		239	(4,656)

Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00	—		98	(660)

Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00	—		632	(9,682)

Currency Option USD vs TRY	Call	CITI	10/02/25	43.75	—		476	(4)

Currency Option USD vs TRY	Call	JPM	10/15/25	42.50	—		245	(1,118)

Currency Option USD vs TRY	Call	CITI	10/16/25	43.00	—		491	(1,943)

Currency Option USD vs TRY	Call	JPM	11/11/25	44.00	—		244	(2,731)

Currency Option USD vs TWD	Call	MSI	10/16/25	30.10	—		245	(3,214)

Currency Option USD vs TWD	Call	JPM	10/22/25	30.25	—		243	(2,428)

Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60	—		245	(538)

Currency Option EUR vs USD	Put	CITI	10/10/25	1.18	—	EUR	208	(1,048)

Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		927	(800)

Currency Option USD vs JPY	Put	CITI	10/09/25	148.00	—		366	(2,615)

Currency Option USD vs JPY	Put	DB	10/15/25	146.50	—		368	(1,516)

Currency Option USD vs TWD	Put	MSI	10/09/25	29.75	—		244	(69)

Currency Option USD vs TWD	Put	MSI	10/09/25	29.80	—		220	(73)

Currency Option USD vs TWD	Put	MSI	11/12/25	29.25	—		498	(795)

Currency Option USD vs TWD	Put	MSI	11/19/25	29.50	—		237	(665)

Currency Option USD vs TWD	Put	MSI	11/21/25	29.50	—		119	(353)

Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40	—		162	(1,949)

Total OTC Traded (premiums received $90,392)								$(54,083)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	28,500	$(8,161)

CDX.NA.IG.44.V1, 06/20/30	Put	RBC	11/19/25	0.73%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	5,280	(1,050)

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	4,730	(1,803)

Total OTC Swaptions (premiums received $17,145)								$(11,014)

Total Options Written (premiums received $107,613)								$(65,197)

Futures contracts outstanding at September 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
245	5 Year U.S. Treasury Notes	Dec. 2025	$26,752,851	$(3,216)
183	10 Year U.S. Treasury Notes	Dec. 2025	20,587,500	(17,061)
163	10 Year U.S. Ultra Treasury Notes	Dec. 2025	18,757,735	178,666
195	20 Year U.S. Treasury Bonds	Dec. 2025	22,735,781	448,030
201	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	24,132,563	156,454
8	Mini MSCI EAFE Index	Dec. 2025	1,114,120	(1,006)
9	Mini MSCI Emerging Markets Index	Dec. 2025	611,865	3,175

See Notes to Financial Statements.

PGIM Balanced Fund 49

Schedule of Investments (continued)

as of September 30, 2025

Futures contracts outstanding at September 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
5	Russell 2000 E-Mini Index	Dec. 2025	$613,875	$7,639
29	S&P 500 E-Mini Index	Dec. 2025	9,771,188	87,048

				859,729

Short Positions:
23	2 Year U.S. Treasury Notes	Dec. 2025	4,793,164	724
13	5 Year Euro-Bobl	Dec. 2025	1,798,093	3,287
6	10 Year Euro-Bund	Dec. 2025	905,686	(65)
3	Euro Schatz Index	Dec. 2025	376,800	631

				4,577

				$864,306

Forward foreign currency exchange contracts outstanding at September 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	7,339	$1,338,180	$1,378,298	$40,118	$—
Expiring 10/02/25	GSI	BRL	1,196	224,000	224,565	565	—
Expiring 11/04/25	GSI	BRL	8,535	1,593,604	1,589,764	—	(3,840)
British Pound,
Expiring 10/22/25	BNP	GBP	240	324,163	322,177	—	(1,986)
Expiring 10/22/25	CITI	GBP	160	215,040	215,014	—	(26)
Chilean Peso,
Expiring 12/17/25	CA	CLP	238,207	245,556	247,749	2,193	—
Chinese Renminbi,
Expiring 12/17/25	MSI	CNH	1,319	186,000	186,009	9	—
Euro,
Expiring 10/22/25	GSI	EUR	188	219,343	220,512	1,169	—
Expiring 10/22/25	MSI	EUR	725	843,358	851,880	8,522	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	51,091	155,000	153,592	—	(1,408)
Expiring 10/22/25	BARC	HUF	49,069	142,276	147,513	5,237	—
Expiring 10/22/25	BARC	HUF	40,312	119,000	121,188	2,188	—
Expiring 10/22/25	DB	HUF	42,093	126,000	126,540	540	—
Expiring 10/22/25	GSI	HUF	58,784	177,000	176,719	—	(281)
Expiring 10/22/25	GSI	HUF	52,235	158,000	157,030	—	(970)
Expiring 10/22/25	UAG	HUF	51,636	155,000	155,229	229	—
Expiring 10/22/25	UAG	HUF	50,520	153,000	151,873	—	(1,127)
Expiring 10/22/25	UAG	HUF	49,789	151,000	149,678	—	(1,322)
Indian Rupee,
Expiring 12/17/25	BOA	INR	33,294	373,500	372,985	—	(515)
Expiring 12/17/25	BOA	INR	13,498	153,000	151,212	—	(1,788)
Expiring 12/17/25	CITI	INR	12,033	135,000	134,805	—	(195)
Expiring 12/17/25	HSBC	INR	27,307	306,000	305,917	—	(83)
Expiring 12/17/25	HSBC	INR	13,394	151,000	150,051	—	(949)
Expiring 12/17/25	SCB	INR	305,894	3,451,066	3,426,837	—	(24,229)
Expiring 12/17/25	SCB	INR	27,899	313,000	312,547	—	(453)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	5,548,270	338,000	331,806	—	(6,194)
Expiring 12/17/25	HSBC	IDR	4,977,315	298,000	297,661	—	(339)
Expiring 12/17/25	HSBC	IDR	4,697,121	286,000	280,904	—	(5,096)
Expiring 12/17/25	HSBC	IDR	4,054,203	246,000	242,456	—	(3,544)
Expiring 12/17/25	HSBC	IDR	3,074,514	187,000	183,867	—	(3,133)
Expiring 12/17/25	HSBC	IDR	2,895,017	173,000	173,132	132	—
Japanese Yen,
Expiring 10/22/25	MSI	JPY	78,886	535,297	534,734	—	(563)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	11,105	$370,970	$366,696	$—	$(4,274)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	1,880	533,680	540,324	6,644	—
Expiring 12/17/25	CITI	PEN	940	267,249	270,161	2,912	—
Expiring 12/17/25	CITI	PEN	796	226,000	228,867	2,867	—
Expiring 12/17/25	SCB	PEN	791	225,001	227,331	2,330	—
Expiring 12/17/25	SSB	PEN	940	266,696	270,162	3,466	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	103,026	1,792,027	1,762,187	—	(29,840)
Expiring 12/17/25	SCB	PHP	9,446	165,000	161,575	—	(3,425)
South African Rand,
Expiring 12/17/25	BARC	ZAR	4,782	271,977	275,383	3,406	—
Thai Baht,
Expiring 12/17/25	JPM	THB	6,101	190,000	189,495	—	(505)

				$17,779,983	$17,766,425	82,527	(96,085)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	8,535	$1,605,989	$1,602,863	$3,126	$—
British Pound,
Expiring 10/22/25	MSI	GBP	94	124,860	126,436	—	(1,576)
Expiring 10/22/25	MSI	GBP	89	120,000	119,907	93	—
Expiring 10/22/25	TD	GBP	1,754	2,351,674	2,359,397	—	(7,723)
Chilean Peso,
Expiring 12/17/25	BOA	CLP	139,455	145,000	145,042	—	(42)
Expiring 12/17/25	HSBC	CLP	305,606	322,000	317,849	4,151	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	1,833	259,000	258,513	487	—
Expiring 12/17/25	TD	CNH	19,960	2,815,937	2,815,550	387	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	496,138	124,035	125,227	—	(1,192)
Expiring 12/17/25	GSI	COP	437,723	109,122	110,481	—	(1,359)
Expiring 12/17/25	MSI	COP	496,138	124,896	125,226	—	(330)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	16,449	779,058	793,755	—	(14,697)
Euro,
Expiring 10/22/25	BARC	EUR	3,978	4,650,801	4,676,613	—	(25,812)
Expiring 10/22/25	DB	EUR	2,964	3,489,551	3,484,346	5,205	—
Expiring 10/22/25	JPM	EUR	820	973,838	964,070	9,768	—
Expiring 10/22/25	MSI	EUR	246	286,901	288,700	—	(1,799)
Expiring 10/22/25	SSB	EUR	3,978	4,671,525	4,676,612	—	(5,087)
Expiring 10/22/25	SSB	EUR	268	310,000	314,641	—	(4,641)
Expiring 10/22/25	TD	EUR	29	33,947	34,611	—	(664)
Expiring 10/22/25	UAG	EUR	3,899	4,588,646	4,584,158	4,488	—
Hungarian Forint,
Expiring 10/22/25	UAG	HUF	99,534	298,000	299,223	—	(1,223)
Expiring 10/22/25	UAG	HUF	52,084	156,000	156,576	—	(576)
Indian Rupee,
Expiring 12/17/25	BOA	INR	21,443	242,000	240,220	1,780	—
Expiring 12/17/25	SCB	INR	22,737	257,000	254,713	2,287	—
Indonesian Rupiah,
Expiring 12/17/25	JPM	IDR	3,673,502	222,247	219,688	2,559	—
Expiring 12/17/25	SCB	IDR	3,616,400	219,000	216,273	2,727	—

See Notes to Financial Statements.

PGIM Balanced Fund 51

Schedule of Investments (continued)

as of September 30, 2025

Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/17/25	DB	MXN	2,584	$137,201	$139,921	$—	$(2,720)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	1,040	297,000	298,861	—	(1,861)
Expiring 12/17/25	CITI	PEN	723	207,000	207,899	—	(899)
Expiring 12/17/25	CITI	PEN	714	204,000	205,144	—	(1,144)
Expiring 12/17/25	CITI	PEN	698	199,000	200,539	—	(1,539)
Expiring 12/17/25	CITI	PEN	603	172,000	173,270	—	(1,270)
Expiring 12/17/25	CITI	PEN	548	157,000	157,560	—	(560)
Expiring 12/17/25	SCB	PEN	723	207,000	207,917	—	(917)
Expiring 12/17/25	SSB	PEN	728	207,000	209,236	—	(2,236)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	13,385	229,500	228,942	558	—
Expiring 12/17/25	CITI	PHP	13,077	224,000	223,670	330	—
Expiring 12/17/25	MSI	PHP	6,301	108,077	107,772	305	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	591	162,000	162,625	—	(625)
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	181	142,000	141,426	574	—
Expiring 12/17/25	JPM	SGD	369	290,000	287,652	2,348	—
Expiring 12/17/25	MSI	SGD	4,654	3,643,622	3,629,035	14,587	—
Expiring 12/17/25	UAG	SGD	204	160,000	159,241	759	—
South Korean Won,
Expiring 12/17/25	JPM	KRW	338,364	244,780	241,847	2,933	—
Thai Baht,
Expiring 12/17/25	CITI	THB	5,035	159,000	156,392	2,608	—
Expiring 12/17/25	CITI	THB	4,795	152,000	148,938	3,062	—
Expiring 12/17/25	HSBC	THB	25,822	803,920	801,971	1,949	—
Expiring 12/17/25	MSI	THB	25,822	819,575	801,972	17,603	—
Expiring 12/17/25	MSI	THB	4,159	132,000	129,181	2,819	—

				$38,338,702	$38,331,701	87,493	(80,492)

						$170,020	$(176,577)

Cross currency exchange contracts outstanding at September 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	EUR	241	HUF	95,265	$—	$(3,052)	CITI

Credit default swap agreements outstanding at September 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650	%(M)	1,050	*	$1,404	$(241)	$1,645	GSI

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at September 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)		485	0.329%	$14,326	$12,621	$1,705	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		470	0.222%	932	741	191	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	80	0.257%	528	458	70	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		470	0.251%	902	751	151	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		925	0.305%	7,963	7,786	177	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	370	0.147%	938	841	97	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	225	0.147%	570	506	64	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		185	0.389%	855	790	65	BARC
Hellenic Republic	06/20/27	1.000%(Q)		100	0.137%	1,477	1,199	278	BARC
Hellenic Republic	12/20/27	1.000%(Q)		75	0.165%	1,368	1,053	315	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		55	0.251%	207	198	9	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		55	0.261%	305	291	14	CITI
Morgan Stanley	12/20/25	1.000%(Q)		470	0.227%	927	741	186	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)		175	1.151%	1,190	—	1,190	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		390	*	4,780	—	4,780	GSI
Republic of France	06/20/27	0.250%(Q)		185	0.145%	339	389	(50)	BARC
Republic of France	06/20/35	0.250%(Q)		135	0.701%	(4,876)	(4,634)	(242)	BARC
Republic of France	06/20/35	0.250%(Q)		85	0.701%	(3,070)	(3,016)	(54)	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		345	0.872%	401	(1,224)	1,625	GSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	970	0.150%	325	350	(25)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	395	0.170%	297	436	(139)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		185	0.142%	1,183	959	224	GSI

						$31,867	$21,236	$10,631

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of

See Notes to Financial Statements.

PGIM Balanced Fund 53

Schedule of Investments (continued)

as of September 30, 2025

the agreement.

Interest rate swap agreements outstanding at September 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	$(34,697)	$37,303	$72,000
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.967%	237,353	146,739	(90,614)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(8,272)	37,376	45,648
	11,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	32,850	77,457	44,607
	14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(89,907)	(89,907)
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	479	(26,574)	(27,053)
	5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	1,091	91,362	90,271
	3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(3,599)	(103,494)	(99,895)
	3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	7,321	7,321
	3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(21,052)	(93,279)	(72,227)
	635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	289,857	291,183	1,326
	3,555	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	51,991	100,319	48,328
	2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	20,643	117,719	97,076
	2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	70,349	70,349

					$566,644	$663,874	$97,230

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at September 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(6,358)	$76,823	$—	$76,823

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$30,110	$(9,115)	$89,609	$(510)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$562,767
GS	—	962,635

JPS	—	3,278,504

Total	$—	$4,803,906

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

54

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$20,984,003	$—	$—
Common Stocks	525,918,560	107,335,716	5
Preferred Stocks	1,208,841	206,580	9,089
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	3,416,504	—
Collateralized Loan Obligations	—	32,321,835	—
Consumer Loans	—	5,584,447	—
Equipment	—	5,992	—
Home Equity Loans	—	9,189,084	—
Other	—	3,613,446	—
Student Loans	—	409,317	—
Commercial Mortgage-Backed Securities	—	45,939,913	—
Corporate Bonds	—	141,841,629	186,350
Floating Rate and Other Loans	—	332,621	552,008
Municipal Bonds	—	2,038,574	—
Residential Mortgage-Backed Securities	—	21,399,170	—
Sovereign Bonds	—	6,521,023	—
U.S. Government Agency Obligations	—	89,755,032	—
U.S. Treasury Obligations	—	13,453,529	—
Short-Term Investments
Affiliated Mutual Funds	39,170,128	—	—
U.S. Treasury Obligation	—	962,635	—
Options Purchased	225	2,222	—

Total	$587,281,757	$484,329,269	$747,452

Liabilities
Options Written	$(100)	$(65,097)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	3,000	133
Futures Contracts	885,654	—	—
OTC Forward Foreign Currency Exchange Contracts	—	170,020	—
OTC Credit Default Swap Agreements	—	35,033	6,184
Centrally Cleared Interest Rate Swap Agreements	—	476,926	—
OTC Total Return Swap Agreement	—	76,823	—

Total	$885,654	$761,802	$6,317

Liabilities
Forward Commitment Contract	$—	$(470,049)	$—
Futures Contracts	(21,348)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(176,577)	—
OTC Cross Currency Exchange Contracts	—	(3,052)	—
OTC Credit Default Swap Agreements	—	(7,946)	—
Centrally Cleared Interest Rate Swap Agreements	—	(379,696)	—

Total	$(21,348)	$(1,037,320)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM Balanced Fund 55

Schedule of Investments (continued)

as of September 30, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

U.S. Government Agency Obligations	8.5%
Semiconductors & Semiconductor Equipment	6.9
Banks	6.7
Software	5.5
Commercial Mortgage-Backed Securities	4.3
Interactive Media & Services	3.8
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	3.7
Pharmaceuticals	3.1
Technology Hardware, Storage & Peripherals	3.1
Collateralized Loan Obligations	3.1
Aerospace & Defense	2.5
Capital Markets	2.3
Oil, Gas & Consumable Fuels	2.2
Residential Mortgage-Backed Securities	2.0
Affiliated Exchange-Traded Funds	2.0
Insurance	1.9
Financial Services	1.8
Broadline Retail	1.7
Biotechnology	1.7
Automobiles	1.6
Specialty Retail	1.6
U.S. Treasury Obligations	1.4
Electric	1.3
Electrical Equipment	1.1
Communications Equipment	1.1
Health Care Providers & Services	1.0
Media	1.0
IT Services	1.0
Metals & Mining	0.9
Electronic Equipment, Instruments & Components	0.9
Home Equity Loans	0.9
Hotels, Restaurants & Leisure	0.8
Pipelines	0.8
Oil & Gas	0.8
Real Estate Investment Trusts (REITs)	0.8
Machinery	0.8
Consumer Staples Distribution & Retail	0.7
Building Products	0.7
Entertainment	0.7
Electric Utilities	0.6
Healthcare-Services	0.6
Ground Transportation	0.6
Sovereign Bonds	0.6
Food Products	0.6
Telecommunications	0.6
Consumer Loans	0.5
Tobacco	0.5
Health Care Equipment & Supplies	0.5
Diversified Telecommunication Services	0.5
Auto Manufacturers	0.5
Trading Companies & Distributors	0.4
Real Estate Management & Development	0.4
Automobile Components	0.4
Wireless Telecommunication Services	0.4
Other	0.4
Household Products	0.3
Chemicals	0.3
Life Sciences Tools & Services	0.3
Retail	0.3

Diversified Consumer Services	0.3%
Industrial Conglomerates	0.2
Agriculture	0.2
Passenger Airlines	0.2
Commercial Services	0.2
Construction & Engineering	0.2
Municipal Bonds	0.2
Foods	0.2
Semiconductors	0.2
Home Builders	0.2
Lodging	0.2
Engineering & Construction	0.2
Household Durables	0.2
Commercial Services & Supplies	0.2
Diversified Financial Services	0.2
Multi-Utilities	0.2
Leisure Time	0.2
Beverages	0.1
Gas	0.1
Auto Parts & Equipment	0.1
Packaging & Containers	0.1
Consumer Finance	0.1
Mining	0.1
Professional Services	0.1
Building Materials	0.1
Transportation	0.1
Construction Materials	0.1
Marine Transportation	0.1
Gas Utilities	0.1
Airlines	0.1
Health Care REITs	0.1
Holding Companies-Diversified	0.1
Trucking & Leasing	0.1
Real Estate	0.1
Textiles, Apparel & Luxury Goods	0.1
Energy Equipment & Services	0.1
Personal Care Products	0.1
Miscellaneous Manufacturing	0.0	*
Iron/Steel	0.0	*
Student Loans	0.0	*
Healthcare-Products	0.0	*
Containers & Packaging	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Oil & Gas Services	0.0	*
Computers	0.0	*
Housewares	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Machinery-Diversified	0.0	*
Air Freight & Logistics	0.0	*
Leisure Products	0.0	*
Metal Fabricate/Hardware	0.0	*
Office REITs	0.0	*
Health Care Technology	0.0	*
Retail REITs	0.0	*
Paper & Forest Products	0.0	*
Internet	0.0	*
Hotel & Resort REITs	0.0	*
Environmental Control	0.0	*
Multi-National	0.0	*
Diversified REITs	0.0	*

See Notes to Financial Statements.

56

Industry Classification (continued):

Industrial REITs	0.0	*%
Specialized REITs	0.0	*
Water Utilities	0.0	*
Equipment	0.0	*
Options Purchased	0.0	*

	101.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.5)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$30,110	Premiums received for OTC swap agreements	$9,115

Credit contracts	—	—	Options written outstanding, at value	11,014

Credit contracts	Unrealized appreciation on OTC swap agreements	12,786	Unrealized depreciation on OTC swap agreements	510

Equity contracts	Due from/to broker-variation margin futures	97,862*	Due from/to broker-variation margin futures	1,006	*

Foreign exchange contracts	Unaffiliated investments	2,078	Options written outstanding, at value	54,083

Foreign exchange contracts	—	—	Unrealized depreciation on OTC cross currency exchange contracts	3,052

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	170,020	Unrealized depreciation on OTC forward foreign currency exchange contracts	176,577

Interest rate contracts	Due from/to broker-variation margin futures	787,792*	Due from/to broker-variation margin futures	20,342	*

Interest rate contracts	Due from/to broker-variation margin swaps	476,926*	Due from/to broker-variation margin swaps	379,696	*

Interest rate contracts	Unaffiliated investments	369	Options written outstanding, at value	100

Interest rate contracts	Unrealized appreciation on OTC swap agreements	76,823	—	—

		$1,654,766		$655,495

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Balanced Fund 57

Schedule of Investments (continued)

as of September 30, 2025

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(41,746)	$91,852	$—	$—	$(92,770)
Equity contracts	—	—	556,842	—	—
Foreign exchange contracts	(67,935)	297,377	—	(1,230,424)	—
Interest rate contracts	(12,158)	28,208	(241,920)	—	(953,271)

Total	$(121,839)	$417,437	$314,922	$(1,230,424)	$(1,046,041)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$1,256	$—	$—	$(7,126)
Equity contracts	—	—	58,859	—	—
Foreign exchange contracts	(2,253)	36,309	—	759,238	—
Interest rate contracts	(8,497)	(24)	821,679	—	(1,005,185)

Total	$(10,750)	$37,541	$880,538	$759,238	$(1,012,311)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended September 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$24,012

Options Written (2)	34,652,462

Futures Contracts - Long Positions (2)	97,089,932

Futures Contracts - Short Positions (2)	6,281,394

Forward Foreign Currency Exchange Contracts - Purchased (3)	16,873,719

Forward Foreign Currency Exchange Contracts - Sold (3)	39,491,460

Cross Currency Exchange Contracts (4)	237,818

Interest Rate Swap Agreements (2)	107,972,206

Credit Default Swap Agreements - Buy Protection (2)	1,133,316

Credit Default Swap Agreements - Sell Protection (2)	20,554,072

Total Return Swap Agreements (2)	16,307,392

*	Average volume is based on average quarter end balances for the year ended September 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$9,433,330	$(9,433,330)	$—

See Notes to Financial Statements.

58

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$17,214	$(50,702)	$(33,488)	$—	$(33,488)
BNP	—	(1,986)	(1,986)	—	(1,986)
BOA	2,889	(2,345)	544	—	544
CA	2,193	—	2,193	—	2,193
CITI	20,548	(18,529)	2,019	—	2,019
DB	5,745	(4,236)	1,509	—	1,509
GSI	157,802	(19,071)	138,731	—	138,731
HSBC	6,247	(19,958)	(13,711)	—	(13,711)
JPM	18,657	(33,339)	(14,682)	—	(14,682)
MSI	43,993	(49,512)	(5,519)	—	(5,519)
RBC	—	(1,050)	(1,050)	—	(1,050)
SCB	7,344	(29,024)	(21,680)	—	(21,680)
SSB	3,466	(11,964)	(8,498)	—	(8,498)
TD	387	(8,387)	(8,000)	—	(8,000)
UAG	5,476	(4,248)	1,228	—	1,228

	$291,961	$(254,351)	$37,610	$—	$37,610

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund 59

Statement of Assets and Liabilities

as of September 30, 2025

Assets

Investments at value, including securities on loan of $9,433,330:
Unaffiliated investments (cost $792,397,424)	$1,012,204,347
Affiliated investments (cost $60,083,243)	60,154,131
Cash	14,500
Foreign currency, at value (cost $398,700)	400,048
Receivable for investments sold	11,707,946
Dividends and interest receivable	3,261,250
Tax reclaim receivable	518,264
Receivable for Fund shares sold	289,419
Unrealized appreciation on OTC forward foreign currency exchange contracts	170,020
Unrealized appreciation on OTC swap agreements	89,609
Due from broker—variation margin futures	45,762
Premiums paid for OTC swap agreements	30,110
Foreign capital gains tax benefit accrued	22,308
Due from broker—variation margin swaps	13,249
Unrealized appreciation on unfunded loan commitments	3,133
Prepaid expenses	8,948

Total Assets	1,088,933,044

Liabilities

Payable for investments purchased	20,514,653
Payable to broker for collateral for securities on loan	9,572,692
Payable for Fund shares purchased	665,313
Management fee payable	533,875
Forward commitment contracts, at value (proceeds receivable $466,250)	470,049
Accrued expenses and other liabilities	417,441
Distribution fee payable	221,873
Unrealized depreciation on OTC forward foreign currency exchange contracts	176,577
Due to broker—variation margin futures	166,161
Options written outstanding, at value (premiums received $107,613)	65,197
Affiliated transfer agent fee payable	45,746
Premiums received for OTC swap agreements	9,115
Unrealized depreciation on OTC cross currency exchange contracts	3,052
Unrealized depreciation on OTC swap agreements	510

Total Liabilities	32,862,254

Net Assets	$1,056,070,790

Net assets were comprised of:
Common stock, at par	$54,884
Paid-in capital in excess of par	776,365,773
Total distributable earnings (loss)	279,650,133

Net assets, September 30, 2025	$1,056,070,790

See Notes to Financial Statements.

60

Class A

Net asset value and redemption price per share, ($759,439,902 ÷ 39,583,335 shares of common stock issued and outstanding)	$19.19
Maximum sales charge (3.25% of offering price)	0.64

Maximum offering price to public	$19.83

Class C

Net asset value, offering price and redemption price per share, ($43,692,291 ÷ 2,259,075 shares of common stock issued and outstanding)	$19.34

Class R

Net asset value, offering price and redemption price per share, ($38,191 ÷ 1,990 shares of common stock issued and outstanding)	$19.20

Class Z

Net asset value, offering price and redemption price per share, ($122,012,720 ÷ 6,293,197 shares of common stock issued and outstanding)	$19.39

Class R6

Net asset value, offering price and redemption price per share, ($130,887,686 ÷ 6,746,766 shares of common stock issued and outstanding)	$19.40

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Balanced Fund 61

Statement of Operations

Year Ended September 30, 2025

Net Investment Income (Loss)

Income
Interest income	$18,363,031
Unaffiliated dividend income (net of $454,345 foreign withholding tax)	9,860,353
Affiliated dividend income	1,433,680
Income from securities lending, net (including affiliated income of $18,935)	19,298

Total income	29,676,362

Expenses
Management fee	6,541,650
Distribution fee(a)	2,633,054
Transfer agent’s fees and expenses (including affiliated expense of $333,444)(a)	956,758
Custodian and accounting fees	273,506
Professional fees	119,260
Shareholders’ reports	84,450
Registration fees(a)	66,410
Audit fee	55,561
Directors’ fees	22,330
Miscellaneous	80,244

Total expenses	10,833,223
Less: Fee waiver and/or expense reimbursement(a)	(1,061,737)
Distribution fee waiver(a)	(86)

Net expenses	9,771,400

Net investment income (loss)	19,904,962

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,577)) (net of foreign capital gains taxes $(94,831))	67,295,242
Affiliated net capital gain distributions received	2,715
Futures transactions	314,922
Forward and cross currency contract transactions	(1,230,424)
Options written transactions	417,437
Swap agreement transactions	(1,046,041)
Foreign currency transactions	(174,072)

65,579,779

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $66,889) (net of change in foreign capital gains taxes $388,963)	19,740,673
Futures	880,538
Forward and cross currency contracts	759,238
Options written	37,541
Swap agreements	(1,012,311)
Foreign currencies	24,860
Unfunded loan commitments	3,133

20,433,672

Net gain (loss) on investment and foreign currency transactions	86,013,451

Net Increase (Decrease) In Net Assets Resulting From Operations	$105,918,413

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	2,171,760	461,037	257	—	—
Transfer agent’s fees and expenses	746,128	65,999	594	141,721	2,316
Registration fees	22,532	10,951	5,917	12,119	14,891
Fee waiver and/or expense reimbursement	(860,425)	(28,922)	(6,422)	(72,770)	(93,198)
Distribution fee waiver	—	—	(86)	—	—

See Notes to Financial Statements.

62

Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,904,962	$20,137,909
Net realized gain (loss) on investment and foreign currency transactions	65,577,064	56,042,350
Affiliated net capital gain distributions received	2,715	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,433,672	142,420,554

Net increase (decrease) in net assets resulting from operations	105,918,413	218,600,813

Dividends and Distributions
Distributions from distributable earnings
Class A	(52,619,900)	(15,816,715)
Class C	(3,115,051)	(811,543)
Class R	(2,339)	(512)
Class Z	(8,483,901)	(3,150,242)
Class R6	(9,003,996)	(2,423,192)

	(73,225,187)	(22,202,204)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	95,836,027	119,645,937
Net asset value of shares issued in reinvestment of dividends and distributions	71,665,708	21,753,026
Cost of shares purchased	(174,574,693)	(203,484,982)

Net increase (decrease) in net assets from Fund share transactions	(7,072,958)	(62,086,019)

Total increase (decrease)	25,620,268	134,312,590

Net Assets:
Beginning of year	1,030,450,522	896,137,932

End of year	$1,056,070,790	$1,030,450,522

See Notes to Financial Statements.

PGIM Balanced Fund 63

Financial Highlights

Class A Shares
	Year Ended September 30,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.60	$15.18	$13.75	$18.70	$15.96
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.35	0.32	0.24	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57	3.46	1.44	(3.02)	2.75
Total from investment operations	1.92	3.81	1.76	(2.78)	2.98
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.39)	(0.33)	(0.29)	(0.20)
Distributions from net realized gains	(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.33)	(0.39)	(0.33)	(2.17)	(0.24)
Net asset value, end of year	$19.19	$18.60	$15.18	$13.75	$18.70
Total Return(b):	11.11%	25.36%	12.83%	(16.95)%	18.76%

Ratios/Supplemental Data:
Net assets, end of year (000)	$759,440	$742,275	$639,625	$615,650	$760,976
Average net assets (000)	$723,920	$695,663	$652,990	$732,873	$710,895
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.12%	1.12%	1.15%	1.12%	1.11%
Net investment income (loss)	1.95%	2.05%	2.13%	1.46%	1.28%
Portfolio turnover rate(d)(e)	107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

64

Class C Shares
	Year Ended September 30,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.74	$15.29	$13.85	$18.81	$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.21	0.20	0.11	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58	3.49	1.45	(3.03)	2.77
Total from investment operations	1.78	3.70	1.65	(2.92)	2.86
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.21)	(0.16)	(0.07)
Distributions from net realized gains	(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.18)	(0.25)	(0.21)	(2.04)	(0.11)
Net asset value, end of year	$19.34	$18.74	$15.29	$13.85	$18.81
Total Return(b):	10.17%	24.39%	11.89%	(17.58)%	17.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$43,692	$53,052	$56,162	$65,656	$93,656
Average net assets (000)	$46,104	$55,084	$63,635	$85,096	$96,972
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82%	1.81%	1.82%	1.79%	1.78%
Expenses before waivers and/or expense reimbursement	1.88%	1.87%	1.88%	1.84%	1.82%
Net investment income (loss)	1.12%	1.24%	1.30%	0.65%	0.50%
Portfolio turnover rate(d)(e)	107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 65

Financial Highlights (continued)

Class R Shares
	Year Ended September 30,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.61	$15.19	$13.75	$18.70	$15.97
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.27	0.25	0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58	3.46	1.45	(3.02)	2.75
Total from investment operations	1.84	3.73	1.70	(2.86)	2.89
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.26)	(0.21)	(0.12)
Distributions from net realized gains	(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.25)	(0.31)	(0.26)	(2.09)	(0.16)
Net asset value, end of year	$19.20	$18.61	$15.19	$13.75	$18.70
Total Return(b):	10.59%	24.76%	12.37%	(17.36)%	18.15%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38	$31	$31	$209	$427
Average net assets (000)	$34	$28	$120	$402	$675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	20.46%	27.98%	7.12%	3.39%	2.72%
Net investment income (loss)	1.47%	1.57%	1.66%	0.97%	0.80%
Portfolio turnover rate(d)(e)	107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Class Z Shares
	Year Ended September 30,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.79	$15.32	$13.87	$18.85	$16.09
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.39	0.35	0.28	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58	3.50	1.46	(3.05)	2.77
Total from investment operations	1.97	3.89	1.81	(2.77)	3.04
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.42)	(0.36)	(0.33)	(0.24)
Distributions from net realized gains	(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.37)	(0.42)	(0.36)	(2.21)	(0.28)
Net asset value, end of year	$19.39	$18.79	$15.32	$13.87	$18.85
Total Return(b):	11.30%	25.70%	13.02%	(16.74)%	18.99%

Ratios/Supplemental Data:
Net assets, end of year (000)	$122,013	$116,245	$112,934	$113,095	$171,776
Average net assets (000)	$115,878	$127,119	$115,259	$146,908	$165,225
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.78%	0.79%	0.78%	0.77%
Expenses before waivers and/or expense reimbursement	0.84%	0.84%	0.85%	0.83%	0.81%
Net investment income (loss)	2.17%	2.28%	2.33%	1.65%	1.50%
Portfolio turnover rate(d)(e)	107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 67

Financial Highlights (continued)

Class R6 Shares
	Year Ended September 30,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.79	$15.33	$13.88	$18.86	$16.10
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.41	0.38	0.30	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58	3.50	1.45	(3.05)	2.76
Total from investment operations	2.00	3.91	1.83	(2.75)	3.06
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.45)	(0.38)	(0.35)	(0.26)
Distributions from net realized gains	(0.93)	-	-	(1.88)	(0.04)
Total dividends and distributions	(1.39)	(0.45)	(0.38)	(2.23)	(0.30)
Net asset value, end of year	$19.40	$18.79	$15.33	$13.88	$18.86
Total Return(b):	11.49%	25.79%	13.24%	(16.66)%	19.12%

Ratios/Supplemental Data:
Net assets, end of year (000)	$130,888	$118,847	$87,387	$78,207	$85,533
Average net assets (000)	$121,006	$95,201	$85,614	$88,957	$71,970
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.73%	0.73%	0.73%	0.72%	0.72%
Net investment income (loss)	2.30%	2.40%	2.48%	1.82%	1.63%
Portfolio turnover rate(d)(e)	107%	107%	141%	109%	85%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Notes to Financial Statements

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Balanced Fund 69

Notes to Financial Statements  (continued)

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Fund’s valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or

70

information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the

PGIM Balanced Fund 71

Notes to Financial Statements  (continued)

counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents

72

the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to

PGIM Balanced Fund 73

Notes to Financial Statements  (continued)

the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

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Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

PGIM Balanced Fund 75

Notes to Financial Statements  (continued)

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions LLC (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.65% of average daily net assets up to and including $1 billion;	0.65%

0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	—

R	1.47

Z	—

R6	0.65

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

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Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2027 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the year ended September 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$356,788	$4,459

C	—	2,624

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended September 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$1,025,198,365	$1,072,118,327

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded funds for the year ended September 30, 2025, is presented as follows:

PGIM Balanced Fund 77

Notes to Financial Statements  (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$ 1,057,645	$ 18,975,989	$ —	$56,619	$ —	$20,090,253	390,102	$ 420,827		$2,715

PGIM Active High Yield Bond ETF
—	885,228	—	8,522	—	893,750	25,000	5,616		—
$ 1,057,645	$ 19,861,217	$ —	$65,141	$ —	$20,984,003		$ 426,443		$2,715

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)
9,963,794	343,616,661	324,047,104	—	—	29,533,351	29,533,351	1,007,237		—

PGIM Institutional Money Market Fund (7-day effective yield 4.350%)(b)(wa)

3,198,811	348,660,189	342,221,394	1,748	(2,577)	9,636,777	9,642,563	18,935	(1)	—

$13,162,605	$692,276,850	$666,268,498	$ 1,748	$(2,577)	$39,170,128		$1,026,172		$ —

$14,220,250	$712,138,067	$666,268,498	$66,889	$(2,577)	$60,154,131		$1,452,615		$2,715

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended September 30, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$41,578,880	$31,646,307	$—	$73,225,187

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$22,202,204	$—	$—	$22,202,204

For the year ended September 30, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$10,019,247	$53,519,097

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$856,792,409	$243,723,777	$(27,627,800)	$216,095,977

78

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, swap income accrual, investments in passive foreign investment companies, mark-to-market of futures and forwards contracts and other cost basis differences between GAAP and tax accounting.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	3,000,000
C	25,000,000
R	125,000,000
Z	280,000,000
T	75,000,000
R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	150,876	2.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	46.7

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Year ended September 30, 2025:

Shares sold	2,854,716	$51,264,474

Shares issued in reinvestment of dividends and distributions	2,956,041	51,727,128

Shares purchased	(6,224,298)	(110,814,494)

Net increase (decrease) in shares outstanding before conversion	(413,541)	(7,822,892)

Shares issued upon conversion from other share class(es)	487,784	8,730,404

Shares purchased upon conversion into other share class(es)	(391,844)	(7,030,999)

Net increase (decrease) in shares outstanding	(317,601)	$(6,123,487)

PGIM Balanced Fund 79

Notes to Financial Statements  (continued)

Share Class	Shares	Amount

Year ended September 30, 2024:

Shares sold	3,068,074	$51,938,560

Shares issued in reinvestment of dividends and distributions	917,730	15,579,523

Shares purchased	(6,444,054)	(109,034,426)

Net increase (decrease) in shares outstanding before conversion	(2,458,250)	(41,516,343)

Shares issued upon conversion from other share class(es)	592,652	10,105,067

Shares purchased upon conversion into other share class(es)	(368,760)	(6,334,630)

Net increase (decrease) in shares outstanding	(2,234,358)	$(37,745,906)

Class C

Year ended September 30, 2025:

Shares sold	207,135	$3,755,450

Shares issued in reinvestment of dividends and distributions	174,976	3,078,974

Shares purchased	(461,711)	(8,227,398)

Net increase (decrease) in shares outstanding before conversion	(79,600)	(1,392,974)

Shares purchased upon conversion into other share class(es)	(492,094)	(8,872,391)

Net increase (decrease) in shares outstanding	(571,694)	$(10,265,365)

Year ended September 30, 2024:

Shares sold	332,765	$5,710,781

Shares issued in reinvestment of dividends and distributions	47,139	803,396

Shares purchased	(598,299)	(10,153,103)

Net increase (decrease) in shares outstanding before conversion	(218,395)	(3,638,926)

Shares purchased upon conversion into other share class(es)	(622,915)	(10,690,497)

Net increase (decrease) in shares outstanding	(841,310)	$(14,329,423)

Class R

Year ended September 30, 2025:

Shares sold	322	$5,850

Shares issued in reinvestment of dividends and distributions	134	2,339

Shares purchased	(158)	(2,820)

Net increase (decrease) in shares outstanding	298	$5,369

Year ended September 30, 2024:

Shares sold	172	$2,919

Shares issued in reinvestment of dividends and distributions	30	512

Shares purchased	(545)	(8,481)

Net increase (decrease) in shares outstanding	(343)	$(5,050)

Class Z

Year ended September 30, 2025:

Shares sold	1,049,230	$18,867,243

Shares issued in reinvestment of dividends and distributions	444,077	7,853,629

Shares purchased	(1,717,943)	(31,047,432)

Net increase (decrease) in shares outstanding before conversion	(224,636)	(4,326,560)

Shares issued upon conversion from other share class(es)	337,530	6,110,066

Shares purchased upon conversion into other share class(es)	(7,540)	(139,467)

Net increase (decrease) in shares outstanding	105,354	$1,644,039

Year ended September 30, 2024:

Shares sold	1,377,259	$23,055,855

Shares issued in reinvestment of dividends and distributions	171,894	2,946,940

Shares purchased	(3,100,549)	(54,624,505)

Net increase (decrease) in shares outstanding before conversion	(1,551,396)	(28,621,710)

Shares issued upon conversion from other share class(es)	380,317	6,582,681

Shares purchased upon conversion into other share class(es)	(11,530)	(202,045)

Net increase (decrease) in shares outstanding	(1,182,609)	$(22,241,074)

80

Share Class	Shares	Amount

Class R6

Year ended September 30, 2025:

Shares sold	1,206,023	$21,943,010

Shares issued in reinvestment of dividends and distributions	508,708	9,003,638

Shares purchased	(1,357,081)	(24,482,549)

Net increase (decrease) in shares outstanding before conversion	357,650	6,464,099

Shares issued upon conversion from other share class(es)	71,483	1,313,218

Shares purchased upon conversion into other share class(es)	(5,806)	(110,831)

Net increase (decrease) in shares outstanding	423,327	$7,666,486

Year ended September 30, 2024:

Shares sold	2,170,512	$38,937,822

Shares issued in reinvestment of dividends and distributions	141,410	2,422,655

Shares purchased	(1,719,082)	(29,664,467)

Net increase (decrease) in shares outstanding before conversion	592,840	11,696,010

Shares issued upon conversion from other share class(es)	34,032	596,688

Shares purchased upon conversion into other share class(es)	(3,205)	(57,264)

Net increase (decrease) in shares outstanding	623,667	$12,235,434

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended September 30, 2025. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $412,000, borrowed at a weighted average interest rate of 5.44%. The maximum loan outstanding amount during the period was $412,000. At September 30, 2025, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

PGIM Balanced Fund 81

Notes to Financial Statements  (continued)

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

82

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

PGIM Balanced Fund 83

Notes to Financial Statements  (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the information technology and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or

84

only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

PGIM Balanced Fund 85

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. and Shareholders of PGIM Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Balanced Fund (one of the funds constituting Prudential Investment Portfolios, Inc., referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

86

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Balanced Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Balanced Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12 , 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income. The Board noted that PGIM Quantitative Solutions, PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund

[1]	PGIM Balanced Fund is a series of The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

Approval of Advisory Agreements (continued)

recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions, PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Quantitative Solutions’, PGIML’s and PGIM Fixed Income’s organizational structures, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by each of PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions, PGIML PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be

Visit our website at pgim.com/investments

derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions, PGIML and PGIM Fixed Income included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed its benchmark index over the remaining periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class A shares, 0.65% for Class R6 shares, and 1.47% for Class R shares through January 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Balanced Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Value Fund	2
PGIM Jennison Growth Fund	15
Notes to Financial Statements	30

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

1

PGIM Jennison Focused Value Fund

Schedule of Investments

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 8.3%
Airbus SE (France)	46,638	$10,891,185
General Electric Co.	19,632	5,905,698
Northrop Grumman Corp.	11,197	6,822,556

		23,619,439

Automobiles 3.2%
General Motors Co.	148,041	9,026,060

Banks 13.1%
Bank of America Corp.	134,874	6,958,150
JPMorgan Chase & Co.	47,229	14,897,444
M&T Bank Corp.(a)	35,968	7,107,996
PNC Financial Services Group, Inc. (The)	42,637	8,567,052

		37,530,642

Biotechnology 2.4%
AbbVie, Inc.	29,321	6,788,984

Broadline Retail 2.9%
Amazon.com, Inc.*	37,295	8,188,863

Capital Markets 4.5%
Blackstone, Inc.	29,346	5,013,764
Goldman Sachs Group, Inc. (The)	9,819	7,819,361

		12,833,125

Chemicals 2.8%
Linde PLC(a)	17,197	8,168,575

Consumer Staples Distribution & Retail 4.8%
Walmart, Inc.	132,091	13,613,298

Ground Transportation 2.8%
Union Pacific Corp.(a)	34,195	8,082,672

Health Care Equipment & Supplies 2.1%
GE HealthCare Technologies, Inc.	78,700	5,910,370

Household Durables 4.1%
Toll Brothers, Inc.	84,034	11,608,457

Industrial Conglomerates 3.2%
3M Co.	59,890	9,293,730

Insurance 3.3%
MetLife, Inc.	116,375	9,585,809

Interactive Media & Services 7.0%
Alphabet, Inc. (Class A Stock)	36,540	8,882,874
Meta Platforms, Inc. (Class A Stock)	15,026	11,034,794

		19,917,668

Machinery 2.0%
Parker-Hannifin Corp.	7,428	5,631,538

See Notes to Financial Statements.

2

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 7.2%
CenterPoint Energy, Inc.	191,653	$7,436,136
NiSource, Inc.	307,318	13,306,870

		20,743,006

Oil, Gas & Consumable Fuels 8.7%
Cheniere Energy, Inc.	28,577	6,715,023
Exxon Mobil Corp.	84,412	9,517,453
Shell PLC, ADR	121,898	8,719,364

		24,951,840

Pharmaceuticals 5.1%
AstraZeneca PLC (United Kingdom), ADR	75,394	5,784,228
Eli Lilly & Co.	6,568	5,011,384
Roche Holding AG, ADR(a)	93,330	3,902,127

		14,697,739

Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.*	43,189	6,987,548
Broadcom, Inc.	13,136	4,333,698
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	29,708	8,297,147

		19,618,393

Software 3.2%
Microsoft Corp.	17,442	9,034,084

Technology Hardware, Storage & Peripherals 2.1%
Dell Technologies, Inc. (Class C Stock)	42,971	6,091,999

TOTAL LONG-TERM INVESTMENTS
(cost $190,748,436)		284,936,291

SHORT-TERM INVESTMENTS 6.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	1,255,810	1,255,810
PGIM Institutional Money Market Fund (7-day effective yield 4.350%)
(cost $17,415,698; includes $17,372,316 of cash collateral for securities on loan)(b)(wb)	17,426,654	17,416,199

TOTAL SHORT-TERM INVESTMENTS
(cost $18,671,508)		18,672,009

TOTAL INVESTMENTS 106.2%
(cost $209,419,944)		303,608,300
Liabilities in excess of other assets (6.2)%		(17,808,689)

NET ASSETS 100.0%		$285,799,611

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,043,831; cash collateral of $17,372,316 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  3

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,728,254	$10,891,185	$—
Automobiles	9,026,060	—	—
Banks	37,530,642	—	—
Biotechnology	6,788,984	—	—
Broadline Retail	8,188,863	—	—
Capital Markets	12,833,125	—	—
Chemicals	8,168,575	—	—
Consumer Staples Distribution & Retail	13,613,298	—	—
Ground Transportation	8,082,672	—	—
Health Care Equipment & Supplies	5,910,370	—	—
Household Durables	11,608,457	—	—
Industrial Conglomerates	9,293,730	—	—
Insurance	9,585,809	—	—
Interactive Media & Services	19,917,668	—	—
Machinery	5,631,538	—	—
Multi-Utilities	20,743,006	—	—
Oil, Gas & Consumable Fuels	24,951,840	—	—
Pharmaceuticals	14,697,739	—	—
Semiconductors & Semiconductor Equipment	19,618,393	—	—
Software	9,034,084	—	—
Technology Hardware, Storage & Peripherals	6,091,999	—	—
Short-Term Investments
Affiliated Mutual Funds	18,672,009	—	—

Total	$292,717,115	$10,891,185	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Banks	13.1%
Oil, Gas & Consumable Fuels	8.7
Aerospace & Defense	8.3
Multi-Utilities	7.2
Interactive Media & Services	7.0
Semiconductors & Semiconductor Equipment	6.9
Affiliated Mutual Funds (6.1% represents investments purchased with collateral from securities on loan)	6.5
Pharmaceuticals	5.1
Consumer Staples Distribution & Retail	4.8
Capital Markets	4.5
Household Durables	4.1
Insurance	3.3
Industrial Conglomerates	3.2

Software	3.2%
Automobiles	3.2
Broadline Retail	2.9
Chemicals	2.8
Ground Transportation	2.8
Biotechnology	2.4
Technology Hardware, Storage & Peripherals	2.1
Health Care Equipment & Supplies	2.1
Machinery	2.0

106.2
Liabilities in excess of other assets	(6.2)

100.0%

See Notes to Financial Statements.

4

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$17,043,831	$(17,043,831)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  5

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities

as of September 30, 2025

Assets
Investments at value, including securities on loan of $17,043,831:
Unaffiliated investments (cost $190,748,436)	$284,936,291
Affiliated investments (cost $18,671,508)	18,672,009
Receivable for Fund shares sold	114,325
Dividends receivable	28,463
Tax reclaim receivable	9,707
Prepaid expenses and other assets	3,769

Total Assets	303,764,564

Liabilities
Payable to broker for collateral for securities on loan	17,372,316
Payable for Fund shares purchased	198,925
Management fee payable	191,635
Accrued expenses and other liabilities	141,757
Distribution fee payable	49,629
Affiliated transfer agent fee payable	10,530
Directors’ fees payable	161

Total Liabilities	17,964,953

Net Assets	$285,799,611

Net assets were comprised of:
Common stock, at par	$12,588
Paid-in capital in excess of par	173,314,156
Total distributable earnings (loss)	112,472,867

Net assets, September 30, 2025	$285,799,611

See Notes to Financial Statements.

6

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities (continued)

as of September 30, 2025

Class A
Net asset value and redemption price per share, ($ 192,971,523 ÷ 8,647,896 shares of common stock issued and outstanding)	$22.31
Maximum sales charge (5.50% of offering price)	1.30

Maximum offering price to public	$23.61

Class C
Net asset value, offering price and redemption price per share, ($ 2,974,058 ÷ 199,303 shares of common stock issued and outstanding)	$14.92

Class R
Net asset value, offering price and redemption price per share, ($ 260,223 ÷ 14,915 shares of common stock issued and outstanding)	$17.45

Class Z
Net asset value, offering price and redemption price per share, ($ 81,039,350 ÷ 3,369,039 shares of common stock issued and outstanding)	$24.05

Class R6
Net asset value, offering price and redemption price per share, ($ 8,554,457 ÷ 356,941 shares of common stock issued and outstanding)	$23.97

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 7

PGIM Jennison Focused Value Fund

Statement of Operations

Year Ended September 30, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $37,087 foreign withholding tax)	$4,713,487
Affiliated dividend income	317,450
Affiliated income from securities lending, net	15,916

Total income	5,046,853

Expenses
Management fee	1,544,537
Distribution fee(a)	581,347
Transfer agent’s fees and expenses (including affiliated expense of $76,928)(a)	282,844
Registration fees(a)	75,102
Custodian and accounting fees	49,048
Professional fees	35,347
Shareholders’ reports	35,245
Audit fee	27,722
Directors’ fees	13,041
Miscellaneous	25,725

Total expenses	2,669,958
Less: Fee waiver and/or expense reimbursement(a)	(52,743)
Distribution fee waiver(a)	(613)

Net expenses	2,616,602

Net investment income (loss)	2,430,251

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,818))	16,918,628
Foreign currency transactions	(259)

16,918,369

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $501)	12,710,841

Net gain (loss) on investment and foreign currency transactions	29,629,210

Net Increase (Decrease) In Net Assets Resulting From Operations	$32,059,461

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	549,750	29,759	1,838	—	—
Transfer agent’s fees and expenses	216,171	6,574	957	58,564	578
Registration fees	15,975	10,227	5,400	33,200	10,300
Fee waiver and/or expense reimbursement	—	—	(5,481)	(42,365)	(4,897)
Distribution fee waiver	—	—	(613)	—	—

See Notes to Financial Statements.

8

PGIM Jennison Focused Value Fund

Statements of Changes in Net Assets

	Year Ended September 30,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,430,251	$2,241,356
Net realized gain (loss) on investment and foreign currency transactions	16,918,369	18,697,940
Net change in unrealized appreciation (depreciation) on investments	12,710,841	41,836,039

Net increase (decrease) in net assets resulting from operations	32,059,461	62,775,335

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,429,968)	(14,291,362)
Class C	(331,862)	(371,536)
Class R	(25,134)	(26,975)
Class Z	(3,399,903)	(2,163,975)
Class R6	(531,906)	(327,078)

	(19,718,773)	(17,180,926)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	73,179,043	26,931,564
Net asset value of shares issued in reinvestment of dividends and distributions	19,505,539	16,969,161
Cost of shares purchased	(52,044,896)	(37,728,041)

Net increase (decrease) in net assets from Fund share transactions	40,639,686	6,172,684

Total increase (decrease)	52,980,374	51,767,093

Net Assets:
Beginning of year	232,819,237	181,052,144

End of year	$285,799,611	$232,819,237

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  9

PGIM Jennison Focused Value Fund

Financial Highlights

Class A Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$21.52	$17.42	$15.18	$18.37	$14.03
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.20	0.16	0.16	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.45	5.60	2.62	(2.50)	4.39
Total from investment operations	2.63	5.80	2.78	(2.34)	4.48
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.17)	(0.16)	(0.10)	(0.14)
Distributions from net realized gains	(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(1.84)	(1.70)	(0.54)	(0.85)	(0.14)
Net asset value, end of year	$22.31	$21.52	$17.42	$15.18	$18.37
Total Return(b):	13.00%	35.78%	18.51%	(13.63)%	32.13%

Ratios/Supplemental Data:
Net assets, end of year (000)	$192,972	$183,532	$151,116	$140,226	$179,848
Average net assets (000)	$183,250	$167,624	$153,596	$173,289	$173,975
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.12%	1.17%	1.13%	1.11%
Expenses before waivers and/or expense reimbursement	1.10%	1.12%	1.17%	1.13%	1.11%
Net investment income (loss)	0.86%	1.04%	0.92%	0.88%	0.53%
Portfolio turnover rate(d)	55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class C Shares
	Year Ended September 30,
	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.00		$12.65		$11.18		$13.78		$10.59
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	(0.03	)(b)	(0.02	)(b)	(0.02	)(b)	(0.05	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65		3.96		1.92		(1.83)		3.32
Total from investment operations	1.61		3.93		1.90		(1.85)		3.27
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.05)		(-	)(c)	(0.08)
Distributions from net realized gains	(1.64)		(1.53)		(0.38)		(0.75)		-
Total dividends and distributions	(1.69)		(1.58)		(0.43)		(0.75)		(0.08)
Net asset value, end of year	$14.92		$15.00		$12.65		$11.18		$13.78
Total Return(d):	11.70%		34.14%		17.26%		(14.57)%		31.06%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,974		$3,169		$3,110		$3,449		$5,279
Average net assets (000)	$2,976		$3,134		$3,561		$4,688		$5,725
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.24%		2.37%		2.27%		2.12%		2.03%
Expenses before waivers and/or expense reimbursement	2.24%		2.37%		2.27%		2.12%		2.03%
Net investment income (loss)	(0.27)%		(0.21)%		(0.17)%		(0.14)%		(0.39)%
Portfolio turnover rate(f)	55%		42%		37%		31%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  11

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class R Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.24	$14.28	$12.54	$15.33	$11.75
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.10	0.08	0.07	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.93	4.52	2.15	(2.06)	3.68
Total from investment operations	2.00	4.62	2.23	(1.99)	3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.13)	(0.11)	(0.05)	(0.12)
Distributions from net realized gains	(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(1.79)	(1.66)	(0.49)	(0.80)	(0.12)
Net asset value, end of year	$17.45	$17.24	$14.28	$12.54	$15.33
Total Return(b):	12.53%	35.31%	18.03%	(13.99)%	31.64%

Ratios/Supplemental Data:
Net assets, end of year (000)	$260	$241	$233	$431	$487
Average net assets (000)	$245	$252	$370	$492	$562
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	1.53%	1.53%	1.53%	1.53%
Expenses before waivers and/or expense reimbursement	4.02%	4.11%	3.21%	2.72%	2.74%
Net investment income (loss)	0.43%	0.64%	0.60%	0.49%	0.11%
Portfolio turnover rate(d)	55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$23.05	$18.54	$16.11	$19.44	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.29	0.24	0.22	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.63	5.99	2.78	(2.65)	4.65
Total from investment operations	2.90	6.28	3.02	(2.43)	4.80
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.24)	(0.21)	(0.15)	(0.18)
Distributions from net realized gains	(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(1.90)	(1.77)	(0.59)	(0.90)	(0.18)
Net asset value, end of year	$24.05	$23.05	$18.54	$16.11	$19.44
Total Return(b):	13.40%	36.34%	18.97%	(13.39)%	32.52%

Ratios/Supplemental Data:
Net assets, end of year (000)	$81,039	$39,789	$23,203	$23,080	$30,080
Average net assets (000)	$63,252	$31,748	$22,891	$28,698	$30,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.82%	0.87%	0.86%	0.83%	0.82%
Net investment income (loss)	1.21%	1.40%	1.33%	1.17%	0.82%
Portfolio turnover rate(d)	55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  13

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$22.97	$18.49	$16.06	$19.39	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.28	0.24	0.23	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.63	5.97	2.78	(2.66)	4.63
Total from investment operations	2.90	6.25	3.02	(2.43)	4.78
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.24)	(0.21)	(0.15)	(0.18)
Distributions from net realized gains	(1.64)	(1.53)	(0.38)	(0.75)	-
Total dividends and distributions	(1.90)	(1.77)	(0.59)	(0.90)	(0.18)
Net asset value, end of year	$23.97	$22.97	$18.49	$16.06	$19.39
Total Return(b):	13.45%	36.28%	19.03%	(13.43)%	32.54%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,554	$6,089	$3,392	$4,902	$2,878
Average net assets (000)	$7,700	$4,509	$4,806	$2,998	$1,894
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.75%	0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.81%	1.04%	0.90%	1.00%	0.98%
Net investment income (loss)	1.21%	1.38%	1.35%	1.20%	0.80%
Portfolio turnover rate(d)	55%	42%	37%	31%	32%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

PGIM Jennison Growth Fund

Schedule of Investments

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Aerospace & Defense 4.7%
Axon Enterprise, Inc.*(a)	80,607	$57,846,808
Boeing Co. (The)*	903,672	195,039,528
General Electric Co.	555,748	167,180,113

		420,066,449

Automobiles 3.9%
Tesla, Inc.*	788,071	350,470,935

Biotechnology 1.0%
Vertex Pharmaceuticals, Inc.*	236,364	92,569,597

Broadline Retail 8.2%
Amazon.com, Inc.*	2,938,688	645,247,724
MercadoLibre, Inc. (Brazil)*	41,817	97,723,820

		742,971,544

Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	67,692	53,906,524
KKR & Co., Inc.	215,623	28,020,209
LPL Financial Holdings, Inc.(a)	93,860	31,226,283

		113,153,016

Consumer Staples Distribution & Retail 3.5%
Costco Wholesale Corp.	176,333	163,219,115
Walmart, Inc.	1,454,185	149,868,306

		313,087,421

Electric Utilities 1.4%
Constellation Energy Corp.	387,025	127,358,317

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	368,438	45,594,203

Entertainment 6.7%
Netflix, Inc.*	287,479	344,664,323
Spotify Technology SA*	142,967	99,790,966
Walt Disney Co. (The)	1,394,666	159,689,257

		604,144,546

Financial Services 4.6%
Mastercard, Inc. (Class A Stock)	392,117	223,040,071
Toast, Inc. (Class A Stock)*	909,740	33,214,607
Visa, Inc. (Class A Stock)	458,262	156,441,482

		412,696,160

Ground Transportation 1.0%
Uber Technologies, Inc.*	958,896	93,943,041

Health Care Equipment & Supplies 3.0%
Boston Scientific Corp.*	419,287	40,934,990
Dexcom, Inc.*	797,083	53,635,715

See Notes to Financial Statements.

PGIM Jennison Growth Fund  15

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	1,085,962	$84,455,265
Intuitive Surgical, Inc.*	197,324	88,249,212

		267,275,182

Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	385,103	99,911,122

Interactive Media & Services 11.1%
Alphabet, Inc. (Class A Stock)	948,161	230,497,939
Alphabet, Inc. (Class C Stock)	1,080,483	263,151,635
Meta Platforms, Inc. (Class A Stock)	693,077	508,981,887

		1,002,631,461

IT Services 2.5%
Shopify, Inc. (Canada) (Class A Stock)*	804,740	119,592,411
Snowflake, Inc.*	483,452	109,042,599

		228,635,010

Pharmaceuticals 2.3%
Eli Lilly & Co.	275,354	210,095,102

Semiconductors & Semiconductor Equipment 19.1%
Advanced Micro Devices, Inc.*	431,085	69,745,242
Broadcom, Inc.	1,439,540	474,918,641
NVIDIA Corp.	5,303,732	989,570,317
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	540,277	150,893,963
Texas Instruments, Inc.	188,439	34,621,898

		1,719,750,061

Software 15.5%
AppLovin Corp. (Class A Stock)*	205,480	147,645,599
Cadence Design Systems, Inc.*	493,098	173,205,603
Crowdstrike Holdings, Inc. (Class A Stock)*	285,518	140,012,317
Datadog, Inc. (Class A Stock)*(a)	356,297	50,736,693
HubSpot, Inc.*	67,238	31,453,936
Microsoft Corp.	1,134,102	587,408,131
Oracle Corp.	450,594	126,725,057
ServiceNow, Inc.*	153,989	141,712,997

		1,398,900,333

Specialty Retail 1.6%
Industria de Diseno Textil SA (Spain)	824,984	45,657,782
O’Reilly Automotive, Inc.*	935,231	100,827,254

		146,485,036

Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	1,938,642	493,636,412

See Notes to Financial Statements.

16

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.3%
adidas AG (Germany)	153,799	$32,587,155
NIKE, Inc. (Class B Stock)	1,150,838	80,247,934

		112,835,089

TOTAL LONG-TERM INVESTMENTS
(cost $3,343,862,317)		8,996,210,037

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	2,934,562	2,934,562
PGIM Institutional Money Market Fund (7-day effective yield 4.350%)
(cost $52,469,649; includes $52,159,397 of cash collateral for securities on loan)(b)(wb)	52,508,373	52,476,868

TOTAL SHORT-TERM INVESTMENTS
(cost $55,404,211)		55,411,430

TOTAL INVESTMENTS 100.4%
(cost $3,399,266,528)		9,051,621,467
Liabilities in excess of other assets (0.4)%		(39,449,695)

NET ASSETS 100.0%		$9,012,171,772

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,320,213; cash collateral of $52,159,397 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$420,066,449	$—	$—
Automobiles	350,470,935	—	—
Biotechnology	92,569,597	—	—
Broadline Retail	742,971,544	—	—
Capital Markets	113,153,016	—	—
Consumer Staples Distribution & Retail	313,087,421	—	—
Electric Utilities	127,358,317	—	—
Electronic Equipment, Instruments & Components	45,594,203	—	—
Entertainment	604,144,546	—	—
Financial Services	412,696,160	—	—
Ground Transportation	93,943,041	—	—
Health Care Equipment & Supplies	267,275,182	—	—
Hotels, Restaurants & Leisure	99,911,122	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund  17

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Interactive Media & Services	$1,002,631,461	$—	$—
IT Services	228,635,010	—	—
Pharmaceuticals	210,095,102	—	—
Semiconductors & Semiconductor Equipment	1,719,750,061	—	—
Software	1,398,900,333	—	—
Specialty Retail	100,827,254	45,657,782	—
Technology Hardware, Storage & Peripherals	493,636,412	—	—
Textiles, Apparel & Luxury Goods	80,247,934	32,587,155	—
Short-Term Investments
Affiliated Mutual Funds	55,411,430	—	—

Total	$8,973,376,530	$78,244,937	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	19.1%
Software	15.5
Interactive Media & Services	11.1
Broadline Retail	8.2
Entertainment	6.7
Technology Hardware, Storage & Peripherals	5.5
Aerospace & Defense	4.7
Financial Services	4.6
Automobiles	3.9
Consumer Staples Distribution & Retail	3.5
Health Care Equipment & Supplies	3.0
IT Services	2.5
Pharmaceuticals	2.3
Specialty Retail	1.6

Electric Utilities	1.4%
Capital Markets	1.3
Textiles, Apparel & Luxury Goods	1.3
Hotels, Restaurants & Leisure	1.1
Ground Transportation	1.0
Biotechnology	1.0
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	0.6
Electronic Equipment, Instruments & Components	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$50,320,213	$(50,320,213)	$—

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

PGIM Jennison Growth Fund

Statement of Assets & Liabilities

as of September 30, 2025

Assets
Investments at value, including securities on loan of $50,320,213:
Unaffiliated investments (cost $3,343,862,317)	$8,996,210,037
Affiliated investments (cost $55,404,211)	55,411,430
Foreign currency, at value (cost $1,340)	1,361
Receivable for investments sold	20,927,738
Receivable for Fund shares sold	4,255,434
Tax reclaim receivable	1,280,129
Dividends receivable	1,127,536
Prepaid expenses	85,555

Total Assets	9,079,299,220

Liabilities
Payable to broker for collateral for securities on loan	52,159,397
Payable for Fund shares purchased	6,942,035
Management fee payable	4,119,284
Accrued expenses and other liabilities	1,874,593
Payable for investments purchased	1,222,716
Distribution fee payable	730,559
Affiliated transfer agent fee payable	77,904
Directors’ fees payable	960

Total Liabilities	67,127,448

Net Assets	$9,012,171,772

Net assets were comprised of:
Common stock, at par	$121,558
Paid-in capital in excess of par	2,538,482,056
Total distributable earnings (loss)	6,473,568,158

Net assets, September 30, 2025	$9,012,171,772

See Notes to Financial Statements.

PGIM Jennison Growth Fund 19

PGIM Jennison Growth Fund

Statement of Assets & Liabilities (continued)

as of September 30, 2025

Class A

Net asset value and redemption price per share, ($2,157,305,164 ÷ 31,926,020 shares of common stock issued and outstanding)	$67.57

Maximum sales charge (5.50% of offering price)	3.93

Maximum offering price to public	$71.50

Class C

Net asset value, offering price and redemption price per share, ($116,866,242 ÷ 2,863,965 shares of common stock issued and outstanding)	$40.81

Class R

Net asset value, offering price and redemption price per share, ($250,709,176 ÷ 4,839,740 shares of common stock issued and outstanding)	$51.80

Class Z

Net asset value, offering price and redemption price per share, ($4,552,826,667 ÷ 57,672,351 shares of common stock issued and outstanding)	$78.94

Class R2

Net asset value, offering price and redemption price per share, ($7,847,926 ÷ 103,592 shares of common stock issued and outstanding)	$75.76

Class R4

Net asset value, offering price and redemption price per share, ($22,939,543 ÷ 294,915 shares of common stock issued and outstanding)	$77.78

Class R6

Net asset value, offering price and redemption price per share, ($1,903,677,054 ÷ 23,857,767 shares of common stock issued and outstanding)	$79.79

See Notes to Financial Statements.

20

PGIM Jennison Growth Fund

Statement of Operations

Year Ended September 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $982,379 foreign withholding tax)	$36,295,000
Affiliated dividend income	3,290,826
Income from securities lending, net (including affiliated income of $101,689)	130,472

Total income	39,716,298

Expenses
Management fee	47,975,522
Distribution fee(a)	9,078,593
Shareholder servicing fees(a)	26,252
Transfer agent’s fees and expenses (including affiliated expense of $561,904)(a)	7,325,373
Custodian and accounting fees	425,299
Shareholders’ reports	248,953
Registration fees(a)	140,075
Directors’ fees	120,450
Professional fees	84,725
Audit fee	27,982
Miscellaneous	272,969

Total expenses	65,726,193
Less: Fee waiver and/or expense reimbursement(a)	(5,591)
Distribution fee waiver(a)	(624,635)

Net expenses	65,095,967

Net investment income (loss)	(25,379,669)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(23,313))	902,984,468
Foreign currency transactions	(21,526)

902,962,942

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,219)	761,009,544
Foreign currencies	37,687

761,047,231

Net gain (loss) on investment and foreign currency transactions	1,664,010,173

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,638,630,504

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	6,034,118	1,156,770	1,873,904	—	13,801	—	—
Shareholder servicing fees	—	—	—	—	4,467	21,785	—
Transfer agent’s fees and expenses	1,828,464	111,006	301,018	5,031,787	8,548	34,636	9,914
Registration fees	33,155	20,387	8,330	45,888	6,684	5,031	20,600
Fee waiver and/or expense reimbursement	—	—	—	—	(4,437)	(1,154)	—
Distribution fee waiver	—	—	(624,635)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund 21

PGIM Jennison Growth Fund

Statements of Changes in Net Assets

	Year Ended September 30,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(25,379,669)	$(15,244,484)
Net realized gain (loss) on investment and foreign currency transactions	902,962,942	900,070,800
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	761,047,231	1,729,737,055

Net increase (decrease) in net assets resulting from operations	1,638,630,504	2,614,563,371

Dividends and Distributions
Distributions from distributable earnings
Class A	(226,807,953)	(114,654,868)
Class C	(20,724,672)	(11,137,327)
Class R	(36,977,176)	(21,711,755)
Class Z	(420,063,365)	(198,178,551)
Class R2	(427,020)	(94,076)
Class R4	(2,265,696)	(1,079,211)
Class R6	(186,312,124)	(103,766,492)

	(893,578,006)	(450,622,280)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,621,706,192	1,664,578,905
Net asset value of shares issued in reinvestment of dividends and distributions	831,019,798	419,590,297
Cost of shares purchased	(2,771,695,315)	(1,942,017,969)

Net increase (decrease) in net assets from Fund share transactions	(318,969,325)	142,151,233

Total increase (decrease)	426,083,173	2,306,092,324

Net Assets:
Beginning of year	8,586,088,599	6,279,996,275

End of year	$9,012,171,772	$8,586,088,599

See Notes to Financial Statements.

22

PGIM Jennison Growth Fund

Financial Highlights

Class A Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$62.60	$47.30	$37.36	$64.97	$57.22

Income (loss) from investment operations:

Net investment income (loss)	(0.31)	(0.23)	(0.14)	(0.27)	(0.40)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.61	19.23	11.08	(18.61)	13.46

Total from investment operations	12.30	19.00	10.94	(18.88)	13.06

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$67.57	$62.60	$47.30	$37.36	$64.97

Total Return(b):	20.73%	42.25%	29.95%	(34.17)%	24.17%

Ratios/Supplemental Data:

Net assets, end of year (000)	$2,157,305	$1,970,456	$1,484,563	$1,277,205	$2,112,035

Average net assets (000)	$2,011,373	$1,799,373	$1,411,274	$1,753,612	$2,031,924

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.97%	0.97%	1.01%	0.99%	0.97%

Expenses before waivers and/or expense reimbursement	0.97%	0.97%	1.01%	0.99%	0.97%

Net investment income (loss)	(0.50)%	(0.40)%	(0.34)%	(0.53)%	(0.65)%

Portfolio turnover rate(d)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 23

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class C Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$40.69	$32.10	$25.84	$47.75	$43.62

Income (loss) from investment operations:

Net investment income (loss)	(0.46)	(0.41)	(0.30)	(0.43)	(0.61)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.91	12.70	7.56	(12.75)	10.05

Total from investment operations	7.45	12.29	7.26	(13.18)	9.44

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$40.81	$40.69	$32.10	$25.84	$47.75

Total Return(b):	19.86%	41.28%	29.04%	(34.61)%	23.33%

Ratios/Supplemental Data:

Net assets, end of year (000)	$116,866	$116,699	$99,389	$96,604	$175,778

Average net assets (000)	$115,677	$112,049	$98,063	$140,735	$175,013

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.69%	1.68%	1.71%	1.68%	1.66%

Expenses before waivers and/or expense reimbursement	1.69%	1.68%	1.71%	1.68%	1.66%

Net investment income (loss)	(1.22)%	(1.12)%	(1.03)%	(1.22)%	(1.33)%

Portfolio turnover rate(d)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$49.64	$38.27	$30.48	$54.62	$48.99

Income (loss) from investment operations:

Net investment income (loss)	(0.35)	(0.28)	(0.19)	(0.31)	(0.46)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.84	15.35	8.98	(15.10)	11.40

Total from investment operations	9.49	15.07	8.79	(15.41)	10.94

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$51.80	$49.64	$38.27	$30.48	$54.62

Total Return(b):	20.45%	41.93%	29.65%	(34.30)%	23.88%

Ratios/Supplemental Data:

Net assets, end of year (000)	$250,709	$257,434	$229,496	$214,699	$340,339

Average net assets (000)	$249,854	$253,753	$234,912	$285,127	$334,043

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.20%	1.20%	1.22%	1.21%	1.21%

Expenses before waivers and/or expense reimbursement	1.45%	1.45%	1.47%	1.46%	1.46%

Net investment income (loss)	(0.73)%	(0.64)%	(0.54)%	(0.75)%	(0.88)%

Portfolio turnover rate(d)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 25

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$71.84	$53.65	$42.12	$71.99	$62.71

Income (loss) from investment operations:

Net investment income (loss)	(0.16)	(0.09)	(0.01)	(0.13)	(0.25)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.59	21.98	12.54	(21.01)	14.84

Total from investment operations	14.43	21.89	12.53	(21.14)	14.59

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$78.94	$71.84	$53.65	$42.12	$71.99

Total Return(b):	21.05%	42.66%	30.35%	(33.95)%	24.51%

Ratios/Supplemental Data:

Net assets, end of year (000)	$4,552,827	$4,100,691	$2,937,775	$2,511,302	$4,578,256

Average net assets (000)	$4,265,717	$3,644,718	$2,749,757	$3,714,344	$4,536,203

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.69%	0.69%

Expenses before waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.69%	0.69%

Net investment income (loss)	(0.23)%	(0.13)%	(0.02)%	(0.23)%	(0.36)%

Portfolio turnover rate(d)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R2 Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$69.47	$52.18	$41.16	$70.81	$61.99

Income (loss) from investment operations:

Net investment income (loss)	(0.46)	(0.35)	(0.16)	(0.35)	(0.52)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.08	21.34	12.18	(20.57)	14.65

Total from investment operations	13.62	20.99	12.02	(20.92)	14.13

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$75.76	$69.47	$52.18	$41.16	$70.81

Total Return(b):	20.57%	42.05%	29.86%	(34.23)%	24.00%

Ratios/Supplemental Data:

Net assets, end of year (000)	$7,848	$3,173	$1,267	$4,516	$6,175

Average net assets (000)	$5,520	$2,137	$2,925	$5,804	$5,521

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.10%	1.10%	1.10%	1.10%	1.10%

Expenses before waivers and/or expense reimbursement	1.18%	1.40%	1.34%	1.21%	1.24%

Net investment income (loss)	(0.66)%	(0.55)%	(0.37)%	(0.63)%	(0.78)%

Portfolio turnover rate(d)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 27

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$70.98	$53.13	$41.78	$71.59	$62.48

Income (loss) from investment operations:

Net investment income (loss)	(0.27)	(0.18)	(0.08)	(0.22)	(0.37)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.40	21.73	12.43	(20.86)	14.79

Total from investment operations	14.13	21.55	12.35	(21.08)	14.42

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$77.78	$70.98	$53.13	$41.78	$71.59

Total Return(b):	20.87%	42.42%	30.16%	(34.07)%	24.30%

Ratios/Supplemental Data:

Net assets, end of year (000)	$22,940	$22,035	$15,780	$16,676	$27,267

Average net assets (000)	$21,785	$19,336	$15,562	$22,892	$11,773

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.85%	0.85%	0.85%

Expenses before waivers and/or expense reimbursement	0.86%	0.86%	0.87%	0.88%	0.85%

Net investment income (loss)	(0.39)%	(0.29)%	(0.17)%	(0.39)%	(0.52)%

Portfolio turnover rate(d)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$72.46	$54.02	$42.36	$72.29	$62.87

Income (loss) from investment operations:

Net investment income (loss)	(0.08)	(0.01)	0.04 (b)	(0.06)	(0.18)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.74	22.15	12.62	(21.14)	14.91

Total from investment operations	14.66	22.14	12.66	(21.20)	14.73

Less Dividends and Distributions:

Distributions from net realized gains	(7.33)	(3.70)	(1.00)	(8.73)	(5.31)

Net asset value, end of year	$79.79	$72.46	$54.02	$42.36	$72.29

Total Return(c):	21.20%	42.84%	30.49%	(33.88)%	24.64%

Ratios/Supplemental Data:

Net assets, end of year (000)	$1,903,677	$2,115,601	$1,511,727	$977,130	$1,223,868

Average net assets (000)	$1,902,897	$1,895,990	$1,216,561	$1,183,306	$951,504

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.57%	0.58%	0.58%	0.58%	0.57%

Expenses before waivers and/or expense reimbursement	0.57%	0.58%	0.58%	0.58%	0.57%

Net investment income (loss)	(0.11)%	(0.01)%	0.09%	(0.10)%	(0.26)%

Portfolio turnover rate(e)	34%	37%	37%	35%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 29

Notes to Financial Statements

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

Fund	Investment Objective(s)

PGIM Jennison Focused Value Fund (“Jennison Focused Value”)	To achieve long-term growth of capital
PGIM Jennison Growth Fund (“Jennison Growth”)	To achieve long-term growth of capital

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services - Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

30

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund

31

Notes to Financial Statements (continued)

to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

32

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Value	0.60% of average daily net assets up to and including	0.60%
	$300 million;
	0.575% of average daily net assets over $300 million.
Jennison Growth	0.60% of average daily net assets up to and including	0.56
	$300 million;
	0.575% on next $2.7 billion of average daily net assets
	0.55% on the average daily net assets over $3 billion

The Manager has contractually agreed, through January 31, 2027, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Value - Class A	—%
Jennison Focused Value - Class C	—
Jennison Focused Value - Class R	1.53*
Jennison Focused Value - Class Z	0.75
Jennison Focused Value - Class R6	0.75
Jennison Growth - Class A	—
Jennison Growth - Class C	—
Jennison Growth - Class R	—
Jennison Growth - Class Z	—
Jennison Growth - Class R2	1.10*
Jennison Growth - Class R4	0.85*
Jennison Growth - Class R6	0.60

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

33

Notes to Financial Statements (continued)

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Growth Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Focused Value - Class A	0.30%	0.30%	N/A	%
Jennison Focused Value - Class C	1.00	1.00	N/A
Jennison Focused Value - Class R	0.75	0.50	N/A
Jennison Focused Value - Class Z	N/A	N/A	N/A
Jennison Focused Value - Class R6	N/A	N/A	N/A
Jennison Growth - Class A	0.30	0.30	N/A
Jennison Growth - Class C	1.00	1.00	N/A
Jennison Growth - Class R	0.75	0.50	N/A
Jennison Growth - Class Z	N/A	N/A	N/A
Jennison Growth - Class R2	0.25	0.25	0.10
Jennison Growth - Class R4	N/A	N/A	0.10
Jennison Growth - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended September 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Value	$9,418
Jennison Growth	156,838

For the year ended September 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Value - Class A	$72,146	$379
Jennison Focused Value - Class C	—	1,146
Jennison Growth - Class A	908,073	8,642
Jennison Growth - Class C	—	8,963

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core

34

Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended September 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Focused Value	$168,183,564	$139,223,808

Jennison Growth	2,906,642,205	4,127,362,741

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended September 30, 2025, is presented as follows:

Jennison	Focused Value:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)
$6,240,223	$107,488,398	$112,472,811	$ —	$ —	$ 1,255,810	1,255,810	$317,450	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.350%)(b)(wb)
—	247,302,878	229,884,362	501	(2,818)	17,416,199	17,426,654	15,916(1)	—
$6,240,223	$354,791,276	$342,357,173	$501	$(2,818)	$18,672,009		$333,366	$—
Jennison Growth:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)
$45,164,368	$2,256,699,754	$2,298,929,560	$ —	$ —	$ 2,934,562	2,934,562	$3,290,826	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.350%)(b)(wb)
—	1,523,162,724	1,470,669,762	7,219	(23,313)	52,476,868	52,508,373	101,689(1)	—
$45,164,368	$3,779,862,478	$3,769,599,322	$7,219	$(23,313)	$55,411,430		$3,392,515	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

35

Notes to Financial Statements (continued)

For the year ended September 30, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Jennison Focused Value	$—	$—
Jennison Growth (a)(b)(c)	5,790,556	(5,790,556)

(a)	Net Operating Loss
(b)	Equalization
(c)	Prior year post financial statements adjustments.

For the year ended September 30, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Value	$4,591,690	$15,127,083	$—	$19,718,773
Jennison Growth	—	893,578,006	—	893,578,006

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Value	$1,888,278	$15,292,648	$—	$17,180,926
Jennison Growth	—	450,622,280	—	450,622,280

For the year ended September 30, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Focused Value	$2,428,265	$16,769,170
Jennison Growth	—	911,729,186

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Value	$210,332,868	$94,848,481	$(1,573,049)	$93,275,432
Jennison Growth	3,471,330,008	5,726,611,394	(146,319,935)	5,580,291,459

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Value	$—	$—
Jennison Growth	18,503,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison Focused Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Jennison Growth Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales

36

charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Jennison Focused Value - Class A	100,000,000
Jennison Focused Value - Class B	2,000,000
Jennison Focused Value - Class C	25,000,000
Jennison Focused Value - Class R	200,000,000
Jennison Focused Value - Class Z	325,000,000
Jennison Focused Value - Class T	50,000,000
Jennison Focused Value - Class R6	320,000,000
Jennison Growth - Class A	125,000,000
Jennison Growth - Class B	2,000,000
Jennison Growth - Class C	25,000,000
Jennison Growth - Class R	220,000,000
Jennison Growth - Class Z	825,000,000
Jennison Growth - Class T	50,000,000
Jennison Growth - Class R2	125,000,000
Jennison Growth - Class R4	250,000,000
Jennison Growth - Class R6	275,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Growth–Class Z	32,715	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Value	—	—%
Jennison Growth	—	—
Unaffiliated:
Jennison Focused Value	5	60.9
Jennison Growth	7	67.7

37

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Jennison Focused Value:

Share Class	Shares	Amount

Class A
Year ended September 30, 2025:
Shares sold	433,975	$ 8,900,459
Shares issued in reinvestment of dividends and distributions	746,119	15,220,822
Shares purchased	(1,027,764)	(21,226,659)
Net increase (decrease) in shares outstanding before conversion	152,330	2,894,622
Shares issued upon conversion from other share class(es)	22,070	455,592
Shares purchased upon conversion into other share class(es)	(55,212)	(1,162,793)
Net increase (decrease) in shares outstanding	119,188	$ 2,187,421

Year ended September 30, 2024:
Shares sold	273,417	$ 5,254,193
Shares issued in reinvestment of dividends and distributions	823,745	14,086,048
Shares purchased	(1,239,331)	(23,428,493)
Net increase (decrease) in shares outstanding before conversion	(142,169)	(4,088,252)
Shares issued upon conversion from other share class(es)	22,609	427,143
Shares purchased upon conversion into other share class(es)	(28,350)	(562,116)
Net increase (decrease) in shares outstanding	(147,910)	$ (4,223,225)

Class C
Year ended September 30, 2025:
Shares sold	49,157	$ 685,659
Shares issued in reinvestment of dividends and distributions	24,118	331,860
Shares purchased	(53,156)	(742,835)
Net increase (decrease) in shares outstanding before conversion	20,119	274,684
Shares purchased upon conversion into other share class(es)	(32,110)	(449,328)
Net increase (decrease) in shares outstanding	(11,991)	$ (174,644)

Year ended September 30, 2024:
Shares sold	22,015	$ 305,910
Shares issued in reinvestment of dividends and distributions	30,858	371,534
Shares purchased	(55,791)	(750,375)
Net increase (decrease) in shares outstanding before conversion	(2,918)	(72,931)
Shares purchased upon conversion into other share class(es)	(31,616)	(421,347)
Net increase (decrease) in shares outstanding	(34,534)	$ (494,278)

Class R
Year ended September 30, 2025:
Shares sold	712	$ 11,516
Shares issued in reinvestment of dividends and distributions	1,522	24,373
Shares purchased	(1,308)	(19,743)
Net increase (decrease) in shares outstanding	926	$ 16,146

Year ended September 30, 2024:
Shares sold	860	$ 13,073
Shares issued in reinvestment of dividends and distributions	1,917	26,344
Shares purchased	(5,082)	(80,398)
Net increase (decrease) in shares outstanding	(2,305)	$ (40,981)

38

Jennison Focused Value (cont’d.):

Share Class	Shares	Amount

Class Z
Year ended September 30, 2025:
Shares sold	2,685,426	$ 59,268,906
Shares issued in reinvestment of dividends and distributions	154,883	3,396,578
Shares purchased	(1,242,367)	(27,100,122)
Net increase (decrease) in shares outstanding before conversion	1,597,942	35,565,362
Shares issued upon conversion from other share class(es)	47,601	1,076,411
Shares purchased upon conversion into other share class(es)	(2,729)	(61,468)
Net increase (decrease) in shares outstanding	1,642,814	$ 36,580,305

Year ended September 30, 2024:
Shares sold	918,635	$ 18,906,601
Shares issued in reinvestment of dividends and distributions	118,137	2,158,355
Shares purchased	(581,911)	(12,232,344)
Net increase (decrease) in shares outstanding before conversion	454,861	8,832,612
Shares issued upon conversion from other share class(es)	21,145	445,078
Shares purchased upon conversion into other share class(es)	(1,013)	(21,869)
Net increase (decrease) in shares outstanding	474,993	$ 9,255,821

Class R6
Year ended September 30, 2025:
Shares sold	194,650	$ 4,312,503
Shares issued in reinvestment of dividends and distributions	24,343	531,906
Shares purchased	(133,247)	(2,955,537)
Net increase (decrease) in shares outstanding before conversion	85,746	1,888,872
Shares issued upon conversion from other share class(es)	6,126	141,586
Net increase (decrease) in shares outstanding	91,872	$ 2,030,458

Year ended September 30, 2024:
Shares sold	115,565	$ 2,451,787
Shares issued in reinvestment of dividends and distributions	17,960	326,880
Shares purchased	(58,007)	(1,236,431)
Net increase (decrease) in shares outstanding before conversion	75,518	1,542,236
Shares issued upon conversion from other share class(es)	6,174	134,568
Shares purchased upon conversion into other share class(es)	(76)	(1,457)
Net increase (decrease) in shares outstanding	81,616	$ 1,675,347
Jennison Growth:

Share Class	Shares	Amount

Class A
Year ended September 30, 2025:
Shares sold	1,645,400	$ 99,795,998
Shares issued in reinvestment of dividends and distributions	3,553,987	219,885,187
Shares purchased	(4,714,402)	(289,190,539)
Net increase (decrease) in shares outstanding before conversion	484,985	30,490,646
Shares issued upon conversion from other share class(es)	497,518	30,090,602
Shares purchased upon conversion into other share class(es)	(532,268)	(32,817,035)
Net increase (decrease) in shares outstanding	450,235	$ 27,764,213

39

Notes to Financial Statements (continued)

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2024:
Shares sold	1,904,689	$ 106,821,076
Shares issued in reinvestment of dividends and distributions	2,253,832	111,316,740
Shares purchased	(4,207,788)	(235,046,107)
Net increase (decrease) in shares outstanding before conversion	(49,267)	(16,908,291)
Shares issued upon conversion from other share class(es)	451,949	25,656,248
Shares purchased upon conversion into other share class(es)	(315,027)	(18,071,107)
Net increase (decrease) in shares outstanding	87,655	$(9,323,150)

Class C
Year ended September 30, 2025:
Shares sold	376,629	$ 14,173,530
Shares issued in reinvestment of dividends and distributions	543,721	20,433,042
Shares purchased	(541,399)	(20,255,011)
Net increase (decrease) in shares outstanding before conversion	378,951	14,351,561
Shares purchased upon conversion into other share class(es)	(383,307)	(14,308,615)
Net increase (decrease) in shares outstanding	(4,356)	$42,946

Year ended September 30, 2024:
Shares sold	457,183	$ 16,713,258
Shares issued in reinvestment of dividends and distributions	339,791	10,971,870
Shares purchased	(519,408)	(18,814,882)
Net increase (decrease) in shares outstanding before conversion	277,566	8,870,246
Shares purchased upon conversion into other share class(es)	(505,399)	(18,530,328)
Net increase (decrease) in shares outstanding	(227,833)	$(9,660,082)

Class R
Year ended September 30, 2025:
Shares sold	371,684	$ 16,355,136
Shares issued in reinvestment of dividends and distributions	777,655	36,954,177
Shares purchased	(1,493,977)	(71,318,922)
Net increase (decrease) in shares outstanding before conversion	(344,638)	(18,009,609)
Shares purchased upon conversion into other share class(es)	(1,414)	(65,721)
Net increase (decrease) in shares outstanding	(346,052)	$ (18,075,330)

Year ended September 30, 2024:
Shares sold	283,402	$ 13,078,142
Shares issued in reinvestment of dividends and distributions	553,072	21,702,547
Shares purchased	(1,646,534)	(74,174,611)
Net increase (decrease) in shares outstanding before conversion	(810,060)	(39,393,922)
Shares purchased upon conversion into other share class(es)	(677)	(28,605)
Net increase (decrease) in shares outstanding	(810,737)	$ (39,422,527)

Class Z
Year ended September 30, 2025:
Shares sold	13,948,566	$ 999,348,485
Shares issued in reinvestment of dividends and distributions	5,473,458	394,745,784
Shares purchased	(18,908,521)	(1,355,834,339)
Net increase (decrease) in shares outstanding before conversion	513,503	38,259,930
Shares issued upon conversion from other share class(es)	312,135	22,398,510
Shares purchased upon conversion into other share class(es)	(234,576)	(16,908,045)
Net increase (decrease) in shares outstanding	591,062	$ 43,750,395

40

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2024:
Shares sold	17,092,087	$1,107,801,204
Shares issued in reinvestment of dividends and distributions	3,281,810	185,619,154
Shares purchased	(17,958,062)	(1,152,058,409)
Net increase (decrease) in shares outstanding before conversion	2,415,835	141,361,949
Shares issued upon conversion from other share class(es)	236,527	15,357,463
Shares purchased upon conversion into other share class(es)	(331,706)	(22,279,687)
Net increase (decrease) in shares outstanding	2,320,656	$134,439,725

Class R2
Year ended September 30, 2025:
Shares sold	83,663	$5,803,260
Shares issued in reinvestment of dividends and distributions	6,150	427,020
Shares purchased	(31,891)	(2,234,789)
Net increase (decrease) in shares outstanding	57,922	$3,995,491

Year ended September 30, 2024:
Shares sold	25,720	$1,682,364
Shares issued in reinvestment of dividends and distributions	1,715	94,076
Shares purchased	(6,042)	(379,864)
Net increase (decrease) in shares outstanding	21,393	$1,396,576

Class R4
Year ended September 30, 2025:
Shares sold	29,688	$2,156,589
Shares issued in reinvestment of dividends and distributions	31,844	2,265,696
Shares purchased	(77,041)	(5,541,926)
Net increase (decrease) in shares outstanding	(15,509)	$(1,119,641)

Year ended September 30, 2024:
Shares sold	27,411	$1,788,027
Shares issued in reinvestment of dividends and distributions	19,285	1,079,211
Shares purchased	(33,285)	(2,075,698)
Net increase (decrease) in shares outstanding	13,411	$791,540

Class R6
Year ended September 30, 2025:
Shares sold	6,725,441	$484,073,194
Shares issued in reinvestment of dividends and distributions	2,146,215	156,308,892
Shares purchased	(14,363,164)	(1,027,319,789)
Net increase (decrease) in shares outstanding before conversion	(5,491,508)	(386,937,703)
Shares issued upon conversion from other share class(es)	324,449	23,743,929
Shares purchased upon conversion into other share class(es)	(171,202)	(12,133,625)
Net increase (decrease) in shares outstanding	(5,338,261)	$(375,327,399)

Year ended September 30, 2024:
Shares sold	6,500,826	$416,694,834
Shares issued in reinvestment of dividends and distributions	1,558,286	88,806,699
Shares purchased	(7,108,239)	(459,468,398)
Net increase (decrease) in shares outstanding before conversion	950,873	46,033,135
Shares issued upon conversion from other share class(es)	264,231	17,978,321
Shares purchased upon conversion into other share class(es)	(1,168)	(82,305)
Net increase (decrease) in shares outstanding	1,213,936	$63,929,151

41

Notes to Financial Statements (continued)

8.  Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended September 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at September 30, 2025
Jennison Growth	$5,935,813	5.47%	16	$19,328,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Value	Jennison Growth
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	–	X
Increase in Expenses	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Capitalization	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Sector Exposure	X	X
Value Style	X	–

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

42

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war),

43

Notes to Financial Statements (continued)

geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials and information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

44

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. and Shareholders of PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund (two of the funds constituting Prudential Investment Portfolios, Inc., hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

45

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Focused Value Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Focused Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM

1	PGIM Jennison Focused Value Fund is a series of The Prudential Investment Portfolios, Inc.

PGIM Jennison Focused Value Fund

Approval of Advisory Agreements (continued)

Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2024 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those

Visit our website at pgim.com/investments

generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board noted that in December 2019, the Fund’s investment approach transitioned from blend to a focused large-cap value strategy and that the Fund’s benchmark changed from the S&P 500 Index to the Russell 1000 Value Index, and that the Fund’s performance history prior to December 31, 2019 does not reflect its current investment strategy.

●

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps annual fund operating expenses at 0.75% for Class Z shares and 0.75% for Class R6 shares through January 31, 2026.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause annual fund operating expenses to exceed 1.53% for Class R shares through January 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Value Fund

Approval of Advisory Agreements

PGIM Jennison Growth Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

1	PGIM Jennison Growth Fund is a series of The Prudential Investment Portfolios, Inc.

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subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, including investment research and security selection, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds, and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to

PGIM Jennison Growth Fund

Approval of Advisory Agreements (continued)

its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to evaluate performance, and the peer group, which was used to evaluate expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.
●	The Board noted that the Fund outperformed its peer universe median, with second quartile performance, over the one-year period.
●	The Board considered that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and ten-year performance versus its peers.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.60% of average daily net assets for Class R6 shares through January 31, 2026.

●

The Board and PGIM Investments also agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees to the extent that such fees cause annual operating expenses to exceed 1.10% for Class R2 shares and 0.85% for Class R4 shares through January 31, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025